LORD ABBETT

Statement of Additional Information	November 1, 2006

Lord Abbett U.S. Government & Government

Sponsored Enterprises Money Market Fund, Inc.

(Class A, B, & C Shares)

This Statement of Additional Information (“SAI”) is not a Prospectus. A Prospectus may be obtained from your securities dealer or from Lord Abbett Distributor LLC (“Lord Abbett Distributor”) at 90 Hudson Street, Jersey City, NJ 07302-3973. This SAI relates to, and should be read in conjunction with, the Prospectus for the Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. (the “Fund”) dated November 1, 2006.

Shareholder account inquiries should be made by directly contacting the Fund or by calling 800-821-5129. The Fund’s Annual Report and Semiannual Report to Shareholders are available without charge, upon request by calling 800-874-3733. In addition, you can make inquiries through your dealer.

1.

Fund History

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “Act”). The Fund was organized as a Maryland corporation on May 9, 1979. The Fund was formerly known as Lord Abbett U.S. Government Securities Money Market Fund, Inc. and changed its name effective October 1, 2003. The Fund has 1,500,000,000 shares of authorized capital stock consisting of four classes (A, B, C, and Y), $.001 par value. Only Classes A, B, and C are offered in this SAI. The Board of Directors (the “Board”) will allocate these authorized shares of capital stock among the classes from time to time. Class A and Class B shares may be purchased directly and may be acquired in exchange for shares of the same class of another Lord Abbett-sponsored fund. Class C shares may be acquired only in exchange for shares of the same class of another Lord Abbett-sponsored fund. See “Telephone Exchange Privilege” under “Purchases, Redemptions & Pricing” for more information.

2.

Investment Policies

Fundamental Investment Restrictions. The Fund’s investment objective in the Prospectus cannot be changed without approval of a majority of the Fund’s outstanding shares. The Fund is also subject to the following fundamental investment restrictions that cannot be changed without approval of a majority of the Fund’s outstanding shares.

The Fund may not:

(1)          borrow money, except that (i) the Fund may borrow from banks (as defined in the Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law;

(2)          pledge its assets (other than to secure borrowings, or to the extent permitted by the Fund’s investment policies as permitted by applicable law);

(3)          engage in the underwriting of securities, except pursuant to a merger or acquisition or to the extent that, in connection with the disposition of its portfolio securities, it may be deemed to be an underwriter under federal securities laws;

(4)          make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investments in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments shall not be subject to this limitation, and except further that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law;

(5)          buy or sell real estate, although the Fund may buy short-term securities secured by real estate or interests therein, or issued by companies which invest in real estate or interests therein, nor may the Fund buy or sell commodities or commodity contracts, interests in oil, gas or other mineral exploration or development programs;

(6)          with respect to 75% of the gross assets of the Fund, buy securities of one issuer representing more than 5% of the Fund’s gross assets, except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

(7)          invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding U.S. Government securities as described in the Fund’s prospectus);

(8)          issue senior securities to the extent such issuance would violate applicable law; or

(9)          buy common stocks or other voting securities.

Compliance with these investment restrictions will be determined at the time of the purchase or sale of the security, except in the case of the first restriction, with which the Fund must comply on a continuous basis.

Non-Fundamental Investment Restrictions. In addition to the Fund’s investment objective in the Prospectus and the investment restrictions above that cannot be changed without shareholder approval, the Fund is also subject to the following non-fundamental investment restrictions that may be changed by the Board without shareholder approval.

The Fund may not:

(1)          make short sales of securities or maintain a short position except to the extent permitted by applicable law;

(2)          invest knowingly more than 10% of its net assets (at the time of investment) in illiquid securities, except for securities qualifying for resale under Rule 144A under the Securities Act of 1933, determined by Lord Abbett to be liquid, subject to the oversight of the Board (in accordance with currently applicable Securities and Exchange Commission (“SEC”) requirements);

(3)          invest in the securities of other investment companies except as permitted by applicable law;

(4)          invest in warrants if, at the time of the acquisition, its investment in warrants, valued at the lower of cost or market, would exceed 5% of the Fund’s total assets (included within such limitation, but not to exceed 2% of the Fund’s total assets, are warrants which are not listed on the New York or American Stock Exchange or a major foreign exchange);

(5)          write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except to the extent permitted in the Fund’s Prospectus and SAI, as they may be amended from time to time; or

(6)          buy from or sell to any of the Fund’s officers, directors, employees, or its investment adviser or any of the adviser’s officers, partners or employees, any securities other than shares of the Fund.

Compliance with these investment restrictions will be determined at the time of the purchase or sale of the security.

Additional Information on Portfolio Risks, Investments, and Techniques. This section provides further information on certain types of investments and investment techniques that may be used by the Fund, including their associated risks.

Repurchase Agreements. The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction by which the purchaser acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The resale price reflects the purchase price plus an agreed-upon market rate of interest that is unrelated to the coupon rate or date of maturity of the purchased security. The Fund requires at all times that the repurchase agreement be collateralized by cash or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises (“U.S. Government Securities”) having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). Such agreements permit the Fund to keep all of its assets at work while retaining flexibility in pursuit of investments of a longer-term nature.

The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them. Even though the repurchase agreements may have maturities of seven days or less, they may lack liquidity, especially if the issuer encounters financial difficulties. The Fund intends to limit repurchase agreements to transactions with dealers and financial institutions believed by Lord Abbett, as the investment manager, to present minimal credit risks. Lord Abbett will monitor the creditworthiness of the repurchase agreement sellers on an ongoing basis.

U.S. Government Securities. The Fund may invest in obligations of the U.S. Government and its agencies and instrumentalities, including Treasury bills, notes, bonds and certificates of indebtedness, that are issued or guaranteed as to principal or interest by the U.S. Treasury.

Securities of Government Sponsored Enterprises. The Fund invests extensively in securities issued or guaranteed by agencies or instrumentalities of the U.S. Government, such as the Government National Mortgage Association (“Ginnie Mae”), Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Home Loan Banks (“FHLBanks”) and Federal Agricultural Mortgage Corporation (“Farmer Mac”). Ginnie Mae is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured or guaranteed by the Federal Housing Administration, the Department of Veterans Affairs, the Rural Housing Service, or the U.S. Department of Housing and Urban Development. Fannie Mae, Freddie Mac and Farmer Mac are federally chartered public corporations owned entirely by their shareholders; the FHLBanks are federally chartered corporations owned by their member financial institutions. Although Fannie Mae, Freddie Mac, Farmer Mac, and the FHLBanks guarantee the timely payment of interest and ultimate collection of principal with respect to the securities they issue, their securities are not backed by the full faith and credit of the United States Government.

Policies and Procedures Governing Disclosure of Portfolio Holdings. The Board has adopted policies and procedures with respect to the disclosure of the Fund’s portfolio holdings and ongoing arrangements making available such information to the general public, as well as to certain third parties on a selective basis. Among other things, the policies and procedures are reasonably designed to ensure that the disclosure is in the best interests of Fund shareholders and to address potential conflicts of interest between the Fund on the one hand and Lord Abbett and its affiliates or affiliates of the Fund on the other hand. Except as noted in the three instances below, the Fund does not provide portfolio holdings to any third party until they are made available to the general public on Lord Abbett’s website at www.LordAbbett.com or otherwise. The exceptions are as follows:

1.               The Fund may provide its portfolio holdings to (a) third parties that render services to the Fund relating to such holdings (i.e., pricing vendors, ratings organizations, custodians, external administrators, independent registered public accounting firms, counsel, etc.), as appropriate to the service being provided to the Fund, on a daily, monthly, calendar quarterly or annual basis, and (b) on a monthly or calendar quarterly basis for the sole purpose of performing their own analyses with respect to the Fund. The Fund may discuss or otherwise share portfolio holdings or related information with counterparties that execute transactions on behalf of the Fund;

2.               The Fund may provide portfolio commentaries or fact sheets containing, among other things, a discussion of select portfolio holdings and a list of the largest portfolio positions, and/or portfolio performance attribution information to certain Financial Intermediaries one day following each calendar quarter-end; and

3.               The Fund may provide its portfolio holdings or related information under other circumstances subject to the authorization of the Fund’s officers, in compliance with policies and procedures adopted by the Board.

Before providing schedules of its portfolio holdings to a third party in advance of making them available to the general public, the Fund obtains assurances through contractual obligations, certifications or other appropriate means such as due diligence sessions and other meetings to the effect that: (i) neither the receiving party nor any of its officers, employees or agents will be permitted to take any holding-specific investment action based on the portfolio holdings and (ii) the receiving party will not use or disclose the information except as it relates to rendering services for the Fund related to portfolio holdings, to perform certain internal analyses in connection with its evaluation of the Fund and/or its investment strategies, or for similar purposes. The sole exception relates to the agreement with SG Constellation, LLC (“SGC”), the provider of financing for the distribution of the Fund’s Class B shares. The fees payable to SGC are based in part on the value of the Fund’s portfolio securities. In order to reduce the exposure of such fees to market volatility, SGC aggregates the portfolio holdings information provided by all of the mutual funds that participate in its Class B share financing program (including the Fund) and may engage in certain hedging transactions based on the information. However, SGC will not engage in transactions based solely on the Fund’s portfolio holdings. In addition and also in the case of other portfolio-related information, written materials will contain appropriate legends requiring that the information be kept confidential and restricting the use of the information. An executive officer of the Fund approves these arrangements subject to the Board’s review and oversight, and Lord Abbett provides reports at least annually to the Board concerning them. The Board also reviews the Fund’s policies and procedures governing these arrangements on an annual basis. These policies and procedures may be modified at any time with the approval of the Board.

Neither the Fund, Lord Abbett nor any other party receives any compensation or other consideration in connection with any arrangement described in this section, other than fees payable to a service provider rendering services to the Fund related to the Fund’s portfolio holdings. For these purposes, compensation does not include normal and customary fees that Lord Abbett or an affiliate may receive as a result of investors making investments in the Fund. Neither the Fund, Lord Abbett nor any of their affiliates has entered into an agreement or other arrangement with any third party recipient of portfolio-related information under which the third party would maintain assets in the Fund or in other investment companies or accounts managed by Lord Abbett or any of its affiliated persons.

Lord Abbett’s Compliance Department periodically reviews and evaluates Lord Abbett’s adherence to the above policies and procedures, including the existence of any conflicts of interest between the Fund on the one hand and Lord Abbett and its affiliates or affiliates of the Fund on the other hand. The Compliance Department reports to the Board at least annually regarding its assessment of compliance with these policies and procedures.

Fund’s Portfolio Information Recipients. Attached as Appendix A is a list of the third parties that may receive portfolio holdings information under the circumstances described above.

3.

Management of the Fund

The Board of Directors is responsible for the management of the business and affairs of the Fund in accordance with the laws of the State of Maryland.  The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board.  As discussed in the Fund’s Semiannual Report to shareholders, the Board also approves an investment adviser to the Fund and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Fund’s organizational documents.

Lord, Abbett & Co. LLC (“Lord Abbett”), a Delaware limited liability company, is the Fund’s investment adviser.

Interested Directors

The following Directors are Partners of Lord Abbett and are “interested persons” of the Fund as defined in the Act. Mr. Dow is an officer, director, or trustee of each of the fourteen Lord Abbett-sponsored funds, which consist of 55 portfolios or series. Ms. Foster is an officer, director, or trustee of thirteen of the fourteen Lord Abbett-sponsored funds, consisting of 54 portfolios or series, and is not a trustee of the Large-Cap Growth Fund.

Name, Address and Year of Birth	Current Position Length of Service with Fund	Principal Occupation During Past Five Years	Other Directorships

Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Director since 1989; Chairman since 1996	Managing Partner and Chief Executive Officer of Lord Abbett since 1996.	N/A

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Director since 2006	Partner and Director of Marketing and Client Service of Lord Abbett since 1990.	N/A

Independent Directors

Unless indicated otherwise, the following independent or outside Directors are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Fund	Principal Occupation During Past Five Years	Other Directorships

E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Director since 1994

Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 - 2000); Acting Chief Executive Officer of Courtroom Television Network (1997 – 1998); President and Chief Executive Officer of Time Warner Cable Programming, Inc. (1991–1997).

Currently serves as director of Adelphia Communications, Inc.; Crane Co.; and Huttig Building Products Inc.

William H.T. Bush Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1938)	Director since 1998	Co-founder and Chairman of the Board of the financial advisory firm of Bush-O’Donnell & Company (since 1986).	Currently serves as director of WellPoint, Inc. (since 2002).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Director since 1998	Managing Director of Monitor Clipper Partners (since 1997) and President of Clipper Asset Management Corp. (since 1991), both private equity investment funds.	Currently serves as director of Avondale, Inc. and Interstate Bakeries Corp.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004

Owner and CEO of The Hill Company, a business consulting firm (since 1998); Founder, President and Owner of the Hiram-Hill and Hillsdale Development Company, a residential real estate development firm (1998 - 2000).

Currently serves as director of WellPoint, Inc.; Resources Connection Inc.; Holcim (US) Inc. (a subsidiary of Holcim Ltd.); and Lend Lease Corporation Limited.

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2000

Advisor of One Equity Partners, a private equity firm (since 2004); Chief Executive Officer of Houlihan Lokey Howard & Zukin, an investment bank (2002 - 2003); Chairman of Warburg Dillon Read, an investment bank (1999 - 2001); Global Head of Corporate Finance of SBC Warburg Dillon Read (1997 - 1999); Chief Executive Officer of Dillon, Read & Co. (1994 - 1997).

Currently serves as director of Molson Coors Brewing Company.

Name, Address and Year of Birth	Current Position Length of Service with Fund	Principal Occupation During Past Five Years	Other Directorships

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Director since 1982	Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996); President of Spencer Stuart (1979-1996).	Currently serves as director of Ace, Ltd. (since 1997) and Hewitt Associates, Inc.

James L.L. Tullis* Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006	CEO of Tullis-Dickerson and Co. Inc, a venture capital management firm (since 1990).	Currently serves as director of Crane Co. (since 1998) and Viacell Inc. (since 2002).

*Mr. Tullis is a director or trustee of thirteen of the fourteen Lord Abbett-sponsored funds, consisting of 54 portfolios or series, and is not a trustee of the Large-Cap Growth Fund.

Officers

None of the officers listed below have received compensation from the Fund. All the officers of the Fund may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

Name and Year of Birth	Current Position with Fund	Length of Service of Current Position	Principal Occupation During Past Five Years

Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1995	Managing Partner and Chief Executive Officer of Lord Abbett (since 1996).

Daria L. Foster (1954)	President	Elected in 2006	Partner and Director of Marketing and Client Service of Lord Abbett (since 1990).

Robert I. Gerber (1954)	Executive Vice President	Elected in 1997	Partner and Director of Taxable Fixed Income Management, joined Lord Abbett in 1997.

James Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Chief Compliance Officer, joined Lord Abbett in 2001; formerly Vice President and Chief Compliance Officer with Credit Suisse Asset Management.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

Name and Year of Birth	Current Position with Fund	Length of Service of Current Position	Principal Occupation During Past Five Years

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005

Deputy General Counsel, joined Lord Abbett in 2004; prior thereto Managing Director and Associate General Counsel at New York Life Investment Management LLC (2002-2003); formerly attorney at Dechert LLP (2000-2002).

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

Robert A. Lee (1969)	Vice President	Elected in 2000	Partner and Investment Manager, joined Lord Abbett in 1997.

Robert G. Morris (1944)	Vice President	Elected in 1995	Partner and Chief Investment Officer, joined Lord Abbett in 1991.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Manager of Equity Trading, joined Lord Abbett in 1983.

Christina T. Simmons (1957)	Vice President and Assistant Secretary	Elected in 2000	Assistant General Counsel, joined Lord Abbett in 1999.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Director of Fund Administration, joined Lord Abbett in 2003; formerly Vice President, Lazard Asset Management LLC.

Committees

The standing committees of the Board are the Audit Committee, the Proxy Committee, the Nominating and Governance Committee and the Contracts Committee.

The Audit Committee is composed wholly of Directors who are not “interested persons” of the Fund. The members of the Audit Committee are Messrs. Bigelow, Calhoun, and Hobbs and Ms. Hill. The Audit Committee provides assistance to the Board in fulfilling its responsibilities relating to accounting matters, the reporting practices of the Fund, and the quality and integrity of the Fund’s financial reports. Among other things, the Audit Committee is responsible for reviewing and evaluating the performance and independence of the Fund’s independent registered public accounting firm and considering violations of the Fund’s Code of Ethics to determine what action should be taken. The Audit Committee meets quarterly and during the past fiscal year met four times.

The Proxy Committee is composed of at least two Directors who are not “interested persons” of the Fund, and also may include one or more Directors who are partners or employees of Lord Abbett. The current members of the

Proxy Committee are three Independent Directors: Messrs. Bush, Neff and Tullis. The Proxy Committee shall (i) monitor the actions of Lord Abbett in voting securities owned by the Fund; (ii) evaluate the policies of Lord Abbett in voting securities; and (iii) meet with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest. During the past fiscal year, the Proxy Committee met two times.

The Nominating and Governance Committee is composed of all the Directors who are not “interested persons” of the Fund. Among other things, the Nominating and Governance Committee is responsible for (i) evaluating and nominating individuals to serve as Independent Directors and as committee members; and (ii) periodically reviewing director/trustee compensation. During the past fiscal year, the Nominating and Governance Committee met five times. The Nominating and Governance Committee has adopted policies with respect to its consideration of any individual recommended by the Fund’s shareholders to serve as an independent Director. A shareholder who would like to recommend a candidate may write to the Fund.

The Contracts Committee consists of all Directors who are not “interested persons” of the Fund. The Contracts Committee conducts much of the factual inquiry undertaken by the Directors in connection with the Board’s annual consideration of whether to renew the management and other contracts with Lord Abbett and Lord Abbett Distributor. The Contracts Committee held one formal meeting during the last fiscal year; in addition, members of the Committee conducted inquiries into the portfolio management approach and results of Lord Abbett, and reported the results of those inquiries to the Nominating and Governance Committee.

Compensation Disclosure

The following table summarizes the compensation for each of the Directors of the Fund and for all Lord Abbett-sponsored funds.

The second column of the following table sets forth the compensation accrued by the Fund for Independent Directors. The third column sets forth the total compensation paid by all Lord Abbett-sponsored funds to the independent directors/trustees, and amounts payable but deferred at the option of the director/trustee. No director/trustee of the funds associated with Lord Abbett and no officer of the funds received any compensation from the funds for acting as a director/trustee or officer.

(1)	(2)	(3)
Name of Director	For the Fiscal Year Ended June 30, 2006 Aggregate Compensation Accrued by the Fund(1)	For Year Ended December 31, 2005 Total Compensation Paid by the Fund and Thirteen Other Lord Abbett-Sponsored Funds(2)
E. Thayer Bigelow	$1,067	$154,750
William H.T. Bush	$1,028	$157,750
Robert B. Calhoun, Jr.	$1,167	$179,750
Julie A. Hill	$1,007	$157,750
Franklin W. Hobbs	$1,042	$157,750
C. Alan MacDonald*	$772	$166,125
Thomas J. Neff	$994	$150,750
James L.L. Tullis	$362	$-0	-

*Mr. MacDonald retired March 31, 2006.

1.         Outside Directors’ fees, including attendance fees for board and committee meetings, are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. A portion of the fees payable by the Fund to its outside Directors may be deferred at the option of a Director under an equity-based plan (the “equity-based plan”) that deems the deferred amounts to be invested in shares of the Fund for later distribution to the Directors. In addition, $25,000 of each Director’s retainer must be deferred and is deemed invested in shares of the Fund and other Lord Abbett-sponsored funds under the equity-based plan. Of the amounts shown in the second column, the total deferred amounts for the Directors are $143, $244, $1,167, $397, $1,042, $107, $994 and  $200, respectively.

2.         The third column shows aggregate compensation, including the types of compensation described in the second column, accrued by all Lord Abbett-sponsored funds during the year ended December 31, 2005, including fees directors/trustees have chosen to defer.

The following chart provides certain information about the dollar range of equity securities beneficially owned by each Director in the Fund and other Lord Abbett-sponsored funds as of December 31, 2005. The amounts shown include deferred compensation to the Directors deemed invested in fund shares. The amounts ultimately received by the Directors under the deferred compensation plan will be directly linked to the investment performance of the funds.

Name of Director	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in Lord Abbett-Sponsored Funds
Robert S. Dow	$1 - $10,000	Over $100,000
Daria L. Foster*	Over $100,000	Over $100,000
E. Thayer Bigelow	$1 - $10,000	Over $100,000
William H. T. Bush	$1 - $10,000	Over $100,000
Robert B. Calhoun, Jr.	$1 - $10,000	Over $100,000
Julie A. Hill	$1 - $10,000	Over $100,000
Franklin W. Hobbs	$1 - $10,000	Over $100,000
C. Alan MacDonald**	$10,001 - $50,000	Over $100,000
Thomas J. Neff	$10,001 - $50,000	Over $100,000
James L.L. Tullis***	$1 - $10,000	$50,001- $100,000

*Ms. Foster became a director as of September 14, 2006. The amounts shown are as of October 2, 2006.

** Mr. MacDonald retired March 31, 2006.

***Mr. Tullis became a director as of March 23, 2006. The amounts shown are as of October 2, 2006.

Code of Ethics

The directors, trustees and officers of Lord Abbett-sponsored funds, together with the partners and employees of Lord Abbett, are permitted to purchase and sell securities for their personal investment accounts. In engaging in personal securities transactions, however, such persons are subject to requirements and restrictions contained in the Fund’s Code of Ethics which complies, in substance, with Rule 17j-1 under the Act and each of the recommendations of the Investment Company Institute’s Advisory Group on Personal Investing. Among other things, the Code of Ethics requires, with limited exceptions, that Lord Abbett partners and employees obtain advance approval before buying or selling securities, submit confirmations and quarterly transaction reports, and obtain approval before becoming a director of any company; and it prohibits such persons from (1) investing in a security seven days before or after any Lord Abbett-sponsored fund or Lord Abbett-managed account considers a trade or trades in such security, (2) profiting on trades of the same security within 60 days, (3) trading on material and non-public information ,and (4) engaging in market timing activities with respect to the Lord Abbett sponsored funds. The Code of Ethics imposes certain similar requirements and restrictions on the independent directors and trustees of each Lord Abbett-sponsored fund to the extent contemplated by the recommendations of the Advisory Group.

4.

Control Persons and Principal Holders of Securities

As of October 3, 2006, the Fund’s Officers and Directors, as a group, owned less than 1% of the Fund’s outstanding shares. As of October 3, 2006, the following owned 5% or more of each class of the Fund’s outstanding shares:

Name and Address of Beneficial Owner	Class	Percent of Class
Edward Jones & Co. 201 Progress Pkwy Maryland Hts, MO 63043-3009	Class A Class B Class C	6.15 8.97 8.35	% % %

Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302-3900	Class A	10.24%

Lord Abbett Distributor LLC 90 Hudson Street Jersey City, NJ 07302-3900	Class A	11.42%

Citigroup Global Markets 333 West 34th St.- 3rd Floor New York, NY 10001-2402	Class B Class C	15.77 17.91	% %

5.

Investment Advisory and Other Services

Investment Adviser

As described under “Management” in the Prospectus, Lord Abbett is the Fund’s investment adviser. The following partners of Lord Abbett are also officers of the Fund:  Joan A. Binstock, Robert I. Gerber, Lawrence H. Kaplan, Robert A. Lee, Robert G. Morris and A. Edward Oberhaus, III. Robert S. Dow and Daria L. Foster are partners of Lord Abbett and officers and Directors of the Fund. Mr. Dow is the managing partner of Lord Abbett. The other partners of Lord Abbett are Robert J. Ball, Bruce L. Bartlett, Michael R. Brooks, Zane E. Brown, Patrick J. Browne, John F. Corr, Sholom Dinsky, John J. DiChiaro, Milton Ezrati, Robert P. Fetch, Daniel H. Frascarelli, Kenneth G. Fuller, Michael S. Goldstein, Michael A. Grant, Howard E. Hansen, Gerard S. E. Heffernan, Jr., Charles F. Hofer, Cinda C. Hughes, Ellen G. Itskovitz, Jerald M. Lanzotti, Richard C. Larsen, Maren Lindstrom, Gregory M. Macosko, Thomas Malone, Charles Massare, Jr., Steven R. McBoyle, Vincent J. McBride, Paul L. McNamara, Robert J. Noelke,  F. Thomas O’Halloran, R. Mark Pennington, Walter H. Prahl, Michael L. Radziemski, Jarrod R. Sohosky, Eli M. Salzmann, Harold E. Sharon, Douglas B. Sieg, Richard D. Sieling, Michael T. Smith, Richard D. Smola, Diane Tornejal, Christopher J. Towle, Edward K. von der Linde and Marion Zapolin. The address of each Partner is 90 Hudson Street, Jersey City, New Jersey 07302-3973.

Under the Management Agreement between Lord Abbett and the Fund, the Fund pays Lord Abbett a monthly fee, based on average daily net assets for each month, at the annual rate of .50 of 1% of the portion of the Fund’s net assets not in excess of $250,000,000, .45 of 1% of such assets in excess of $250,000,000 but not in excess of $500,000,000 and .40 of 1% of such assets over $500,000,000.

This fee is allocated among the classes based on the classes’ proportionate share of such average daily net assets. For the fiscal years ended June 30, 2006, 2005, and 2004 the management fees paid to Lord Abbett amounted to $1,681,565, $1,674,208 and $1,637,635, respectively.

For the period from July 1, 2006 through October 31, 2007, Lord Abbett has contractually agreed to reimburse a portion of the Fund’s expenses so that the Fund’s Total Annual Operating Expenses do not exceed an aggregate annual rate of average daily net assets of ..70% of Class A and Class C shares and 1.45% of Class B Shares.

Although not obligated to do so, Lord Abbett may waive all or a part of its management fees and/or may assume other expenses of the Fund.

The Fund pays all expenses attributable to its operations not expressly assumed by Lord Abbett, including, without limitation, 12b-1 expenses, independent directors’/trustees’ fees and expenses, association membership dues, legal and auditing fees, taxes, transfer and dividend disbursing agent fees, shareholder servicing costs, expenses relating to shareholder meetings, expenses of registering its shares under federal and state securities laws, expenses of preparing, printing and mailing prospectuses and shareholder reports to existing shareholders, insurance premiums, and other expenses connected with executing portfolio transactions. Although not obligated to do so, Lord Abbett may waive all or a part of its management fee and/or may assume other expenses of the Fund.

Administrative Services

Pursuant to an Administrative Services Agreement with the Fund, Lord Abbett provides certain administrative services not involving the provision of investment advice to the Fund. Under the Agreement, the Fund pays Lord Abbett a monthly fee, based on average daily net assets for each month, at an annual rate of .04 of 1%. This fee is allocated among the classes of shares of the Fund based on average daily net assets. The Administrative Services Agreement became effective January 1, 2003.

The administrative service fees paid to Lord Abbett with respect to the Fund for the fiscal years ended June 30, 2006, 2005 and 2004 were $138,362, $137,636 and $134,314, respectively.

Principal Underwriter

Lord Abbett Distributor LLC, a New York limited liability company and a subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, NJ 07302-3973, serves as the principal underwriter for the Fund.

Custodian and Accounting Agent

State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, MO 64105, is the Fund’s custodian. The custodian pays for and collects proceeds of securities bought and sold by the Fund and attends to the collection of principal and income. In addition, State Street Bank & Trust Company performs certain accounting and recordkeeping functions relating to portfolio transactions and calculates the Fund’s net asset value.

Transfer Agent

DST Systems, Inc., 210 W. 10th St., Kansas City, MO 64106, acts as the transfer agent and dividend disbursing agent for the Fund.

Independent Registered Public Accounting Firm

Deloitte & Touche LLP, Two World Financial Center, New York, NY 10281, is the independent registered public accounting firm of the Fund and must be approved at least annually by the Fund’s Board to continue in such capacity. Deloitte & Touche LLP performs audit services for the Fund, including the examination of financial statements included in the Fund’s Annual Report to Shareholders.

6.

Brokerage Allocations and Other Practices

The Fund expects that purchases and sales of portfolio securities usually will be principal transactions. Portfolio securities normally will be purchased directly from the issuer or from an underwriter or market maker for the securities. The Fund usually will not pay brokerage commissions for such purchases, and no brokerage commissions have been paid over the last three fiscal years.  Purchases from underwriters of portfolio securities will include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers will include a dealer’s markup.  Decisions as to the purchase and sale of portfolio securities are made by Lord Abbett. Normally, the selection is made by traders, who may be officers of the Fund and are also employees of Lord Abbett. They do the trading as well for other accounts–investment companies and other clients–managed by Lord Abbett.  They are responsible for obtaining best execution.

The Fund’s policy is to have purchases and sales of portfolio securities executed at the most favorable prices, considering all costs of the transaction, including brokerage commissions and dealer markups and markdowns, consistent with obtaining best execution.  This policy governs the selection of dealers.  No commitments are made regarding the allocation of brokerage business to or among broker-dealers.

When, in the opinion of Lord Abbett, two or more broker-dealers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have provided investment research, statistical, or other related services to the Fund.

7.

Classes of Shares

The Fund offers investors different classes of shares in this SAI. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses.

All classes of shares have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation, except for certain class-specific expenses. They are fully paid and nonassessable when issued and have no preemptive or conversion rights. Additional classes, series, or funds may be added in the future. The Act requires that where more than one class, series, or fund exists, each class, series, or fund must be preferred over all other classes, series, or funds in respect of assets specifically allocated to such class, series, or fund.

Rule 18f-2 under the Act provides that any matter required to be submitted, by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class affected by such matter. Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless the interests of each class, series, or fund in the matter are substantially identical or the matter does not affect any interest of such class, series, or fund. However, the Rule exempts the selection of the independent registered public accounting firm, the approval of a contract with a principal underwriter and the election of directors from the separate voting requirements.

The Fund’s By-Laws provide that the Fund shall not hold an annual meeting of its shareholders in any year unless one or more matters are required to be acted on by shareholders under the Act, or unless called by a majority of the Board of Directors or by shareholders holding at least one quarter of the stock of the Fund outstanding and entitled to vote at the meeting. When any such annual meeting is held, the shareholders will elect directors of the Fund.

Conversions of Class B Shares. The conversion of Class B shares after the eighth anniversary of their purchase is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Class B shares does not constitute a taxable event for the holder under federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset values of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder.

Rule 12b-1 Plans. The Fund is not making payments of Rule 12b-1 fees for its Class A share Rule 12b-1 Plan (“A Plan”) or its Class C share Rule 12b-1 Plan (“C Plan”). The Fund is making annual distribution fee payments (0.75 of 1% of the average daily net asset value of the Class B shares) pursuant to its Class B share Rule 12b-1 Plan (“B Plan”). The Fund has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Act for each Class. The principal features of each Plan are described in the Prospectus; however, this SAI contains additional information that may be of interest to investors. Each Plan is a compensation plan, allowing each class to pay a fixed fee to Lord Abbett Distributor that may be more or less than the expenses Lord Abbett Distributor actually incurs. In adopting each Plan and in approving its continuance, the Board has concluded that there is a reasonable likelihood that each Plan will benefit its respective class and its shareholders. The expected benefits include greater sales and lower redemptions of class shares, which should allow each class to maintain a consistent cash flow, and a higher quality of service to shareholders by authorized institutions than would otherwise be the case. Each Plan compensates Lord Abbett Distributor for financing activities primarily intended to sell shares of the Fund. These activities include, but are not limited to, the preparation and distribution of advertising material and sales literature and other marketing activities. Lord Abbett Distributor also uses amounts received under each Plan as described in the Prospectus for payments to dealers and other agents for (i) providing continuous services to shareholders, such as answering shareholder inquiries, maintaining records, and assisting shareholders in making redemptions, transfers, additional purchases and exchanges and (ii) their assistance in distributing shares of the Fund.

The amounts paid by the Fund to Lord Abbett Distributor pursuant to the B Plan for the fiscal year ended June 30, 2006 totaled $170,045. Lord Abbett Distributor forwarded such amounts as payments to dealers and other agents under the plans.

Each Plan requires the Board to review, on a quarterly basis, written reports of all amounts expended pursuant to the Plan, the purposes for which such expenditures were made, and any other information the Board reasonably requests to enable it to make an informed determination of whether the Plan should be continued. Each Plan shall continue in effect only if its continuance is specifically approved at least annually by vote of the Directors, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (“Independent Directors”), cast in person at a meeting called for the purpose of voting on the Plan. No Plan may be amended to increase materially above the limits set forth therein the amount spent for distribution expenses thereunder without approval by a majority of the outstanding voting securities of the applicable class and the approval of a majority of the Directors including a majority of the Independent Directors. As long as the Plans are in effect, the selection or nomination of Independent Directors is committed to the discretion of the Independent Directors.

Payments made pursuant to a Plan are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. A Plan terminates automatically if it is assigned. In addition, each Plan may be terminated at any time by vote of a majority of the Independent Directors or by vote of a majority of the outstanding voting securities of the applicable class.

One Director, Thomas J. Neff, may be deemed to have an indirect financial interest in the operation of the Plans. Mr. Neff, an independent Director of the Fund, also is a director of Hewitt Associates, Inc. and owns less than .01 of 1% of the outstanding shares of Hewitt Associates, Inc. Hewitt Associates is a global human resources outsourcing and consulting firm with approximately $2.26 billion in revenue in fiscal 2004. Hewitt Financial Services LLC, a subsidiary of Hewitt Associates, Inc., may receive payments from the 12b-1 Plans of the Fund and/or other Lord Abbett-sponsored Funds. In the twelve months Hewitt Financial Services LLC received 12b-1 payments totaling approximately $100,000 from all of the Lord Abbett-sponsored Funds in the aggregate.

Contingent Deferred Sales Charge (“CDSC”). A CDSC is imposed with respect to those shares of the Fund bought in exchange for shares of another Lord Abbett-sponsored fund on which the other fund has paid a 12b-1 fee if such shares are redeemed out of the Fund (a) within a period of 12 months from the end of the month in which the original sale occurred in the case of Class A shares acquired in exchange for shares in the same class of a Lord Abbett-sponsored fund, (b) within 6 years of their original purchase in the case of Class B shares, or (c) within a period of 12 months from the end of the month in which the original purchase occurred  in the case of Class C shares.

In no event will the amount of the CDSC exceed the Applicable Percentage of the lesser of (i) the net asset value of the shares redeemed or (ii) the original cost of such shares (or of the exchanged shares for which such shares were acquired). No CDSC will be imposed when the investor redeems (i) shares representing an aggregate dollar amount of his or her account, in the case of Class A shares, (ii) that percentage of each share redeemed, in the case of Class B and Class C shares, derived from increases in the value of the shares above the total cost of shares being redeemed due to increases in net asset value, (iii) shares with respect to which no Lord Abbett-sponsored fund paid a 12b-1 fee and, in the case of Class B shares, Lord Abbett Distributor paid no sales charge or service fee (including shares acquired through reinvestment of dividend income and capital gains distributions) or (iv) shares that, together with exchanged shares, have been held continuously for 12 months from the end of the month in which the original sale occurred (in the case of Class A shares); for six years or more (in the case of Class B shares); or for one year or more (in the case of Class C shares). In determining whether a CDSC is payable, (a) shares not subject to the CDSC will be redeemed before shares subject to the CDSC and (b) of the shares subject to a CDSC, those held the longest will be the first to be redeemed.

8.

Purchases, Redemptions, Pricing and Payments to Dealers

Information concerning how we value Fund shares is contained in the Prospectus under “Purchases” and “Redemptions.”

The Fund’s Board has not adopted policies and procedures that are designed to prevent or stop excessive trading and market timing. Please see the Prospectus under “Purchases” for more information.

Under normal circumstances, we calculate the Fund’s net asset value and otherwise are open for business on each day that the New York Stock Exchange (the “NYSE”) is open for trading.  The NYSE is closed on Saturdays and Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

We attempt to maintain a net asset value of $1.00 per share for all classes for purposes of sales and redemptions, but there is no assurance that we will be able to do so. Our Board of Directors has determined that it is in the best interests of the Fund and its shareholders to value our portfolio securities under the amortized cost method of securities valuation pursuant to Rule 2a-7 under the Act so long as that method fairly reflects the Fund’s market-based net asset value. Rule 2a-7, as amended, contains certain maturity, diversification and quality requirements that apply to any fund employing the amortized cost method in reliance on the Rule and to any registered investment company which, like the Fund, holds itself out as a money market fund.

Dividends. Our net income will be declared as a dividend daily and payable monthly. Net income consists of (1) all interest income and discount earned (including original issue discount and market discount) less (2) a provision for all expenses, including class-specific expenses, plus or minus (3) all short-term realized gains and losses on portfolio assets.

Telephone Exchange Privilege. Shares of any class of the Fund may be exchanged for those in the same class of (a) any other Lord Abbett-sponsored fund available to investors at the time of the transaction, except for (i) Lord Abbett Series Fund (“LASF”) and (ii) certain single-state tax-free series and funds where the exchanging shareholder is a resident of a state in which such series or fund is not offered for sale, and (b) any authorized institution’s affiliated money market fund meeting certain criteria set by Lord Abbett Distributor as to certain omnibus account and other criteria, hereinafter referred to as an “authorized money market fund” or “AMMF.”  Class C shares of the Fund may be acquired only by exchange for shares in the same class of any eligible Lord

Abbett-sponsored fund or AMMF. Class A and Class B shares of the Fund may be acquired either by such an exchange or by direct purchase.

You or your investment professional, with proper identification, can instruct the Fund to exchange by telephone. All shareholders have this privilege unless they refuse it in writing.  Exchanges for shares of any eligible Lord Abbett-sponsored fund or AMMF will be based on the relative net asset values of the shares exchanged, without a sales charge in most cases. Class A shares purchased directly from the Fund may be exchanged for Class A, B or C shares of an eligible Lord Abbett-sponsored fund. Therefore, a sales charge will be payable on exchanges for shares of any eligible fund in the Lord Abbett Family of Funds in accordance with the prospectus of that fund if the Class A shares being exchanged were purchased directly from the Fund (not including shares described under “Div-Move” below). Instructions for the exchange must be received by the Fund in Kansas City before to the close of the NYSE to obtain the other fund’s net asset value per share calculated on that day. Securities dealers may charge for their services in expediting exchange transactions. Before making an exchange you should read the prospectus of the other fund which is available from your securities dealer or Lord Abbett Distributor. An “exchange” is effected through the redemption of Fund shares and the purchase of shares of such other Lord Abbett-sponsored fund or AMMF.  Exercise of the exchange privilege will be treated as a sale for federal income tax purposes, and, depending on the circumstances, a capital gain or loss may be recognized.  This privilege may be modified or terminated at any time.

You should not view the exchange privilege as a means for taking advantage of short-term swings in the market, and the Fund reserves the right to terminate or limit the privilege of any shareholder who makes frequent exchanges.

Redemptions. A redemption order is in proper form when it contains all of the information and documentation required by the order form or otherwise by Lord Abbett Distributor or the Fund to carry out the order. The signature(s) and any legal capacity of the signer(s) must be guaranteed by an eligible guarantor. See the Prospectus for expedited redemption procedures.

The right to redeem and receive payment, as described in the Prospectus, may be suspended if the NYSE is closed (except for weekends or customary holidays), trading on the NYSE is restricted or the SEC deems an emergency to exist.

The Board may authorize redemption of all of the shares in any account in which there are fewer than 500 shares. Before authorizing such redemption, the Board must determine that it is in our economic best interest or necessary to reduce disproportionately burdensome expenses in servicing shareholder accounts. At least 60 days’ prior written notice will be given before any such redemption, during which time shareholders may avoid redemption by bringing their accounts up to the minimum set by the Board.

Shareholder Programs and Retirement Plans

We have several programs available to shareholders.  These include automatic subsequent investments of $50 or more from your checking account, a systematic withdrawal plan, cash payments of monthly dividends to a designated third party and expedited exchanges among the Lord Abbett-sponsored funds.  Forms are available from the Fund or Lord Abbett.

Div-Move. Under the Div-Move service described in the Prospectus, you can invest the dividends paid on your account of any class into an existing account of the same class in any other Eligible Fund. The account must either be your account, a joint account for you and your spouse, a single account for your spouse, or a custodial account for your minor child under the age of 21. You should read the prospectus of the other fund before investing.

Invest-A-Matic. The Invest-A-Matic method of investing in the Fund and/or any other Eligible Fund is described in the Prospectus. To avail yourself of this method you must complete the application form, selecting the time and amount of your bank checking account withdrawals and the funds for investment, include a voided, unsigned check and complete the bank authorization.

Systematic Withdrawal Plan. The Systematic Withdrawal Plan (“SWP”) also is described in the Prospectus. You may establish a SWP if you own or purchase uncertificated shares having a current offering price value of at least $10,000 in the case of Class A or Class C shares and $25,000 in the case of Class B shares. Lord Abbett prototype retirement plans have no such minimum. With respect to Class B shares, the CDSC will be waived on redemptions of up to 12% per year of the current net asset value of your account at the time the SWP is established. For Class B share redemptions over 12% per year, the CDSC will apply to the entire redemption. Therefore, please contact the

Fund for assistance in minimizing the CDSC in this situation. With respect to Class C shares, the CDSC will be waived on and after the first anniversary of their purchase. The SWP involves the planned redemption of shares on a periodic basis by receiving either fixed or variable amounts at periodic intervals. Because the value of shares redeemed may be more or less than their cost, gain or loss may be recognized for income tax purposes on each periodic payment. Normally, you may not make regular investments at the same time you are receiving systematic withdrawal payments because it is not in your interest to pay a sales charge on new investments when, in effect, a portion of that new investment is soon withdrawn. The minimum investment accepted while a withdrawal plan is in effect is $1,000. The SWP may be terminated by you or by us at any time by written notice.

Retirement Plans. The Prospectus indicates the types of retirement plans for which Lord Abbett provides forms and explanations. Lord Abbett makes available the retirement plan forms, including 401(k) plans and custodial agreements for IRAs (Individual Retirement Accounts, including Traditional, Education, Roth, and SIMPLE IRAs and Simplified Employee Pensions), 403(b) plans and qualified pension and profit-sharing plans.  The forms name State Street Bank & Trust Company as custodian and contain specific information about the plans, excluding 401(k) plans. Explanations of the eligibility requirements, annual custodial fees and allowable tax advantages and penalties are set forth in the relevant plan documents. Adoption of any of these plans should be on the advice of your legal counsel or qualified tax adviser.

Purchases through Financial Intermediaries. The Fund and/or Lord Abbett Distributor has authorized one or more agents to receive on its behalf purchase and redemption orders. Such agents are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund or Lord Abbett Distributor. The Fund will be deemed to have received a purchase or redemption order when an authorized agent or, if applicable, an agent’s authorized designee, receives the order. The order will be priced at the Fund’s net asset value next computed after it is received by the Fund’s authorized agent, or if applicable, the agent’s authorized designee. A Financial Intermediary may charge transaction fees on the purchase and/or sale of Fund shares.

Revenue Sharing and Other Payments to Dealers and Financial Intermediaries. As described  in the Fund’s Prospectus, Lord Abbett or Lord Abbett Distributor, in its sole discretion, at its own expense and without cost to the Fund or shareholders, also may make payments to dealers and other firms authorized to accept orders for Fund shares (collectively, “Dealers”) in connection with marketing and/or distribution support for Dealers, shareholder servicing, entertainment, training and education activities for the Dealers, their investment professionals and/or their clients or potential clients, and/or the purchase of products or services from such Dealers. Some of these payments may be referred to as revenue sharing payments. As of the date of this SAI, the Dealers to whom Lord Abbett or Lord Abbett Distributor has agreed to make revenue sharing payments (not including payments for entertainment, and training and education activities for the Dealers, their investment professionals and/or their clients or potential clients) with respect to the Fund and/or other Lord Abbett Funds were as follows:

Allstate Life Insurance Company

Allstate Life Insurance Company of New York

A.G. Edwards & Sons, Inc.

B.C. Ziegler and Company

Bodell Overcash Anderson & Co., Inc.

Cadaret, Grant & Co., Inc.

Citigroup Global Markets, Inc.

Edward D. Jones & Co., L.P.

Family Investors Company

Hartford Life Insurance Company

Hartford Life and Annuity Insurance Company

James I. Black & Co.

Linsco/Private Ledger Corp.

Mass Mutual Life Investors Services, Inc.

McDonald Investments Inc.

Merrill Lynch Life Insurance Company

Merrill Lynch, Pierce, Fenner & Smith Incorporated (and/or certain of its affiliates)

MetLife Securities, Inc.

Morgan Stanley DW, Inc.

Phoenix Life Insurance Company

PHL Variable insurance Company

Phoenix Life and Annuity Company

Piper Jaffrey & Co.

Protective Life Insurance Company

Prudential Investment Management Services LLC

RBC Dain Rauscher

Raymond James & Associates, Inc.

Raymond James Financial Services, Inc.

Sun Life Assurance Company of Canada

Sun Life Insurance and Annuity Company of New York

The Travelers Insurance Company

The Travelers Life and Annuity Company

UBS Financial Services Inc.

Wachovia Securities, LLC

For more specific information about any revenue sharing payments made to your Dealer, you should contact your investment professional.

Thomas J. Neff, an independent Director of the Fund, is a director of Hewitt Associates, Inc. and owns less than .01 of 1% of the outstanding shares of Hewitt Associates, Inc. Hewitt Associates is a global human resources outsourcing and consulting firm with approximately $2.8 billion in revenue in fiscal 2005. Hewitt Associates LLC, a subsidiary of Hewitt Associates, Inc., may receive recordkeeping payments from the Fund and/or other Lord Abbett-sponsored funds. In the twelve months ended October 31, 2005, Hewitt Associates LLC received recordkeeping payments totaling approximately $414,000 from all of the Lord Abbett-sponsored Funds in the aggregate.

Redemptions in Kind. Under circumstances in which it is deemed detrimental to the best interests of the Fund’s shareholders to make redemption payments wholly in cash, the Fund may pay any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund’s net assets by a distribution in kind of readily marketable securities in lieu of cash. The Fund presently has no intention to make redemptions in kind under normal circumstances, unless specifically requested by a shareholder.

9.

Taxation of the Fund

The Fund has elected, has qualified, and intends to qualify for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). If it qualifies as a regulated investment company, the Fund will not be liable for U.S. federal income taxes on income that the Fund timely distributes to its shareholders. If in any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be taxed to the Fund at regular corporate rates and when such income is distributed , such distributions will be further taxed at the shareholder level. Assuming the Fund does qualify as a regulated investment company, it will be subject to a 4% non-deductible excise tax on certain amounts that are not distributed or treated as having been distributed on a timely basis each calendar year. The Fund intends to distribute to its shareholders each year an amount adequate to avoid the imposition of this excise tax.

The Fund intends to declare and pay as dividends each year substantially all of its net income from investments. Dividends are taxable as ordinary income, regardless of whether they are received in cash or reinvested in Fund shares and regardless of the time you have owned the Fund shares.

Dividends paid by the Fund will not qualify for the dividends received deduction for corporations.

Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made. A distribution declared in October, November, or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed paid by the Fund and received by you on December 31 of that calendar year if the distribution is paid by the Fund in January of the following year. The Fund will send you annual information concerning the tax treatment of dividends and other distributions paid to you by the Fund.

You may be subject to a 28% withholding tax on reportable dividends and redemption payments and exchanges (“backup withholding”). Generally, you will be subject to backup withholding if the Fund does not have your certified taxpayer identification number on file, or, to the Fund’s knowledge, the number that you have provided is incorrect or backup withholding is applicable as a result of your previous underreporting of interest or dividend income. When establishing an account, you must certify under penalties of perjury that your taxpayer identification number is correct and that you are not otherwise subject to backup withholding.

The tax rules of the various states of the United States and their local jurisdictions with respect to distributions from the Fund can differ from the U.S. federal income tax rules described above. Many states allow you to exclude from your state taxable income the percentage of dividends derived from certain federal obligations, including interest on some federal agency obligations. Certain states, however, may require that a specific percentage of the Fund’s income be derived from federal obligations before such dividends may be excluded from state taxable income. The Fund may invest some or all of its assets in such federal obligations. The Fund intends to provide to you on an annual basis information to permit you to determine whether Fund dividends derived from interest on federal obligations may be excluded from state taxable income.

If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply and you should consult your tax adviser for detailed information about the tax consequences to you of owning Fund shares.

The foregoing discussion addresses only the U.S. federal income tax consequences applicable to U.S. persons (generally, U.S. citizens or residents (including certain former citizens and former long-term residents), domestic corporations or domestic entities taxed as corporations for U.S. tax purposes, estates the income of which is subject to U.S. federal income taxation regardless of its source, and trusts if a court within the United States is able to exercise primary supervision over their administration and at least one U.S. person has the authority to control all substantial decisions of the trusts). The treatment of the owner of an interest in an entity that is a pass-through entity for U.S. tax purposes (e.g., partnerships and disregarded entities) and that owns Fund shares will generally depend upon the status of the owner and the activities of the pass-through entity. If you are not a U.S. person or are the owner of an interest in a pass-through entity that owns Fund shares, you should consult your tax adviser regarding the U.S. and foreign tax consequences of the ownership of Fund shares, including the applicable rate of U.S. withholding tax on dividends representing ordinary income, and the applicability of U.S. gift and estate taxes.

Because everyone’s tax situation is unique, you should consult your tax adviser regarding the treatment of distributions under the federal, state, and local tax rules that apply to you.

10.

Underwriter

Lord Abbett Distributor LLC, a New York limited liability company and subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, NJ 07302-3973, serves as the principal underwriter for the Fund. The Fund has entered into a distribution agreement with Lord Abbett Distributor, under which Lord Abbett Distributor is obligated to use its best efforts to find purchasers for the shares of the Fund, and to make reasonable efforts to sell Fund shares on a continuous basis so long as, in Lord Abbett Distributor’s judgment, a substantial distribution can be obtained by reasonable efforts.

11.

Financial Statements

The financial statements incorporated herein by reference from Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.’s 2006 Annual Report to Shareholders have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report, which is incorporated herein by reference, and has been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

APPENDIX A

FUND PORTFOLIO INFORMATION RECIPIENTS

The following is a list of the third parties that may receive portfolio holdings or related information under the circumstances described above under Investment Policies – Policies and Procedures Governing Disclosure of Portfolio Holdings:

Portfolio Holdings (Item #1)*

Portfolio Commentaries, Fact Sheets, Performance Attribution Information (Item #2)*

ABN-AMRO Asset Management		Monthly
ACS HR Solutions (Formerly Mellon Employee Benefit Solutions)		Monthly
ADP Retirement Services		Monthly
AG Edwards		Monthly
AIG SunAmerica		Monthly
Allstate Life Insurance Company		Monthly
Alpha Investment Consulting Group LLC		Monthly
Ameriprise (Formerly American Express Retirement Services)		Monthly
American United Life Insurance Company		Monthly
AMG		Monthly
Amivest Capital Management		Monthly
Amvescap Retirement		Monthly
AON Consulting		Monthly
Arnerich Massena & Associates, Inc.	Monthly	Monthly
Asset Performance Partners		Monthly
Asset Strategies Portfolio Services, Inc.		Monthly
AXA Financial Services		Monthly
Bank of America Corporation		Monthly
Bank of New York		Monthly
Bank of Oklahoma		Monthly
Bank One		Monthly
B.C. Ziegler		Monthly
Becker, Burke Associates	Monthly	Monthly
Bell GlobeMedia Publishing Co.	Monthly
Bellwether Consulting		Monthly
Berthel Schutter	Monthly	Monthly
BilkeyKatz Investment Consultants	Monthly
Brown Brothers Harriman		Monthly
Buck Consultants, Inc.		Monthly
Callan Associates Inc.	Monthly	Monthly
Cambridge Associates LLC		Monthly
Cambridge Financial Services		Monthly
Ceridian		Monthly
Charles Schwab & Co		Monthly
Chicago Trust Company		Monthly
CIBC Oppenheimer		Monthly

Portfolio Holdings (Item #1)*

Portfolio Commentaries, Fact Sheets, Performance Attribution Information (Item #2)*

CitiStreet Retirement Services		Monthly
Clark Consulting		Monthly
Columbia Funds		Monthly
Columbia Management Group		Monthly
Columbia Trust Company		Monthly
Concord Advisory Group Ltd.	Monthly	Monthly
Consulting Services Group, LP		Monthly
Copic Financial		Monthly
CPI Qualified Plan Consultants		Monthly
CRA RogersCasey	Monthly	Monthly
Curcio Webb	Monthly	Monthly
D.A. Davidson		Monthly
Dahab Assoc.		Monthly
Daily Access		Monthly
Defined Contribution Advisors, Inc.		Monthly
Delaware Investment Advisors		Monthly
Deloitte & Touche LLP	Semi-Annually
DeMarche Associates, Inc.		Monthly
DiMeo Schneider & Associates		Monthly
Disabato Associates, Inc.		Monthly
Diversified Investment Advisors, Inc.		Monthly
Dover Consulting		Monthly
EAI		Monthly
Edward Jones		Monthly
Ennis, Knupp & Associates		Monthly
Federated Investors		Monthly
Fidelity Investment		Monthly
Fidelity Investments		Monthly
Fifth Third Bank		Monthly
First Mercantile Trust Co.		Monthly
FleetBoston Financial Corp.		Monthly
Franklin Templeton		Monthly
Freedom One Investment Advisors		Monthly
Frost Bank		Monthly
Fuji Investment Management Co., Ltd.		Monthly
Fund Evaluation Group, Inc.		Monthly
Goldman Sachs		Monthly
Great West Life and Annuity Insurance Company		Monthly
Greenwich Associates		Monthly
Guardian Life Insurance		Monthly
Hartford Life Insurance Company		Monthly
Hartland & Co.		Monthly
Hewitt Financial Services, LLC		Monthly
Hewitt Investment Group		Monthly
Highland Consulting Associates, Inc.		Monthly
Holbien Associates, Inc.		Monthly
Horace Mann Life Insurance Company		Monthly

Portfolio Holdings (Item #1)*

Portfolio Commentaries, Fact Sheets, Performance Attribution Information (Item #2)*

HSBC		Monthly
ICMA Retirement Corp.		Monthly
ING		Monthly
Institutional Shareholder Services, Inc.	Monthly	Monthly
Intuit		Monthly
INVESCO Retirement Services		Monthly
Invesmart		Monthly
Investment Consulting Services, LLC		Monthly
Invivia		Monthly
Irish Life Inter. Managers	Monthly
Iron Capital Advisors		Monthly
Janney Montgomery Scott LLC		Monthly
Jefferson National Life Insurance Company		Monthly
Jeffrey Slocum & Associates, Inc.	Monthly	Monthly
JP Morgan Consulting		Monthly
JP Morgan Fleming Asset Management		Monthly
JP Morgan Investment Management		Monthly
Kmotion, Inc.	Monthly
LCG Associates, Inc.		Monthly
Legacy Strategic Asset Mgmt. Co.		Monthly
Legg Mason		Monthly
Lincoln Financial		Monthly
LPL Financial Services		Monthly
Manulife Financial		Monthly
Marco Consulting Group		Monthly
Marquette Associates, Inc.		Monthly
MassMutual Financial Group		Monthly
McDonald		Monthly
Meketa Investment Group		Monthly
Mellon Human Resources & Investor Solutions		Monthly
Mercer HR Services		Monthly
Mercer Investment Consulting		Monthly
Merrill Corporation	Monthly	Monthly
Merrill Lynch		Monthly
Merrill Lynch, Pierce, Fenner & Smith, Inc.	Monthly
MetLife		Monthly
MetLife Investors		Monthly
MFS Retirement Services, Inc.		Monthly
MFS/Sun Life Financial Distributors, Inc.		Monthly
Midland National Life		Monthly
M & I Investment Management Company Corporation		Monthly
Milliman & Robertson Inc.		Monthly
Minnesota Life Insurance Company		Monthly
ML Benefits & Investment Solutions		Monthly
Monroe Vos Consulting Group, Inc.		Monthly
Morgan Keegan		Monthly
Morgan Stanley Dean Witter		Monthly

Portfolio Holdings (Item #1)*

Portfolio Commentaries, Fact Sheets, Performance Attribution Information (Item #2)*

MorganStanley		Monthly
Morningstar Associates, Inc.		Monthly
National City Bank		Monthly
Nationwide Financial		Monthly
NCCI Holdings, Inc.		Monthly
New England Pension Consultants		Monthly
The Newport Group		Monthly
New York Life Investment Management		Monthly
Nordstrom Pension Consulting		Monthly
NY Life Insurance Company		Monthly
Oxford Associates		Monthly
Palmer & Cay Investment Services		Monthly
Paul L. Nelson & Associates		Monthly
Pension Consultants, Inc.		Monthly
PFE Group		Monthly
PFM Group		Monthly
PFPC, Inc.		Monthly
Phoenix Life Insurance Company		Monthly
Pierce Park Group		Monthly
Piper Jaffray/ USBancorp		Monthly
Planco	Monthly
PNC Advisors		Monthly
Portfolio Evaluations, Inc.		Monthly
Prime, Buchholz & Associates, Inc.		Monthly
Princeton Retirement		Monthly
Principal Financial		Monthly
Protective Life Corporation		Monthly
Prudential Financial		Monthly
Prudential Investments		Monthly
Prudential Securities, Inc.		Monthly
Putnam Fiduciary Trust Company (Mercer HR)	Monthly
Putnam Investments		Monthly
Quant Consulting		Monthly
Reuters, Ltd.	Monthly	Monthly
R.V. Kuhns & Associates, Inc.		Monthly
Raymond James Financial		Monthly
RBC Dain Rauscher		Monthly
Rocaton Investment Advisors, LLC	Monthly	Monthly
Ron Blue & Co.		Monthly
Roszel Advisors, LLC		Monthly
Russell Investment Group		Monthly
Scudder Investments		Monthly
Segal Advisors		Monthly
SEI Investment		Monthly
SG Constellation LLC	Monthly	Monthly
Shields Associates		Monthly

Portfolio Holdings (Item #1)*

Portfolio Commentaries, Fact Sheets, Performance Attribution Information (Item #2)*

Smith Barney		Monthly
Spagnola-Cosack, Inc.		Monthly
Standard & Poor’s		Monthly
Stanton Group		Monthly
State Street Bank & Trust Co.	Monthly	Monthly
Stearne, Agee & Leach		Monthly
Stephen’s, Inc.		Monthly
Stifel Nicolaus		Monthly
Strategic Advisers, Inc.	Monthly
Strategic Investment Solutions		Monthly
Stratford Advisory Group, Inc.		Monthly
Summit Strategies Group		Monthly
Sun Life Financial Distributors, Inc.		Monthly
T. Rowe Price Associates, Inc.		Monthly
TD Asset Management		Monthly
The 401k Company		Monthly
The Carmack Group, Inc.		Monthly
The Managers Fund		Monthly
The Vanguard Group		Monthly
TIAA-CREF		Monthly
Towers Perrin		Monthly
Transamerica Retirement Services		Monthly
Travelers Life & Annuity Company		Monthly
UBS- Prime Consulting Group		Monthly
UMB		Monthly
Union Bank of California		Monthly
US Bank		Monthly
USI Retirement		Monthly
Valic		Monthly
Vanguard		Monthly
Victory Capital Management		Monthly
Vestek Systems, Inc.	Monthly
Wachovia Bank		Monthly
Watson Wyatt Worldwide	Monthly	Monthly
Welch Hornsby		Monthly
Wells Fargo		Monthly
William M. Mercer Consulting Inc.		Monthly
Wilshire Associates Incorporated		Monthly
Wurts & Associates	Monthly	Monthly
Wyatt Investment Consulting, Inc.		Monthly
Yanni Partners		Monthly

*This information is or may be provided within 15 days after the end of the period indicated below, unless otherwise noted. Many of the recipients actually receive the information on a quarterly basis, rather than on a monthly basis as noted in the chart.

APPENDIX B

Commercial Paper and Bond Ratings

Commercial Paper Ratings

The rating A-1+ is the highest commercial paper rating assigned by Standard & Poor’s Corporation (“S&P”). Paper rated A-1 has the following characteristics:

Liquidity ratio is adequate to meet cash requirements; long-term senior debt is rated A or better; the issuer has access to diverse channels of borrowing; core earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer’s industry is well established and the issuer has a strong position within the industry; the reliability and quality of management are sound. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

The rating P-1 is the highest commercial paper rating assigned by Moody’s Investors Service, Inc. (“Moody’s”).  Among the factors considered by Moody’s in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer’s products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Bond Ratings

MOODY’S INVESTORS SERVICE, INC.’S CORPORATE BOND RATINGS

Aaa – Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high-quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa - Bonds rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds  rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STANDARD & POOR’S CORPORATION’S CORPORATE BOND RATINGS

AAA - This is the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA - Bonds rated AA differ from the highest rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A - Bonds rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB - Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB-B-CCC-CC-C - Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

D - Obligations rated ´D´ are in payment default. The ´D´ rating category is used when interest payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

LORD ABBETT

Statement of Additional Information	November 1, 2006

Lord Abbett U.S. Government & Government

Sponsored Enterprises Money Market Fund, Inc.

(Class Y Shares)

This Statement of Additional Information (“SAI”) is not a Prospectus. A Prospectus may be obtained from your securities dealer or from Lord Abbett Distributor LLC (“Lord Abbett Distributor”) at 90 Hudson Street, Jersey City, NJ 07302-3973. This SAI relates to, and should be read in conjunction with, the Prospectus for the Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. (the “Fund”) dated November 1, 2006.

Shareholder account inquiries should be made by directly contacting the Fund or by calling 800-821-5129. The Fund’s Annual Report and Semiannual Report to Shareholders are available without charge, upon request by calling 800-874-3733. In addition, you can make inquiries through your dealer.

1

1.

Fund History

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “Act”). The Fund was organized as a Maryland corporation on May 9, 1979. The Fund was formerly known as Lord Abbett U.S. Government Securities Money Market Fund, Inc. and changed its name effective October 1, 2003. The Fund has 1,500,000,000 shares of authorized capital stock consisting of four classes (A, B, C, and Y), $.001 par value. Only Class Y shares of the Fund are offered in this SAI. The Board of Directors (the “Board”) will allocate these authorized shares of capital stock among the classes from time to time. Class Y shares of the Fund are neither offered to the general public nor available in all states. As of the date of this SAI, Class Y shares of the Fund are only offered to participants in the Lord Abbett 401(k) Profit Sharing Plan. In the future, Class Y shares may be offered to other investors.

2.

Investment Policies

Fundamental Investment Restrictions. The Fund’s investment objective in the Prospectus cannot be changed without approval of a majority of the Fund’s outstanding shares. The Fund is also subject to the following fundamental investment restrictions that cannot be changed without approval of a majority of the Fund’s outstanding shares.

The Fund may not:

(1)          borrow money, except that (i) the Fund may borrow from banks (as defined in the Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law;

(2)          pledge its assets (other than to secure borrowings, or to the extent permitted by the Fund’s investment policies as permitted by applicable law);

(3)          engage in the underwriting of securities, except pursuant to a merger or acquisition or to the extent that, in connection with the disposition of its portfolio securities, it may be deemed to be an underwriter under federal securities laws;

(4)          make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investments in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments shall not be subject to this limitation, and except further that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law;

(5)          buy or sell real estate, although the Fund may buy short-term securities secured by real estate or interests therein, or issued by companies which invest in real estate or interests therein, nor may the Fund buy or sell commodities or commodity contracts, interests in oil, gas or other mineral exploration or development programs;

(6)          with respect to 75% of the gross assets of the Fund, buy securities of one issuer representing more than 5% of the Fund’s gross assets, except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

(7)          invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding U.S. Government securities as described in the Fund’s prospectus);

(8)          issue senior securities to the extent such issuance would violate applicable law; or

(9)          buy common stocks or other voting securities.

Compliance with these investment restrictions will be determined at the time of the purchase or sale of the security, except in the case of the first restriction, with which the Fund must comply on a continuous basis.

2

Non-Fundamental Investment Restrictions. In addition to the Fund’s investment objective in the Prospectus and the investment restrictions above that cannot be changed without shareholder approval, the Fund is also subject to the following non-fundamental investment restrictions that may be changed by the Board without shareholder approval.

The Fund may not:

(1)          make short sales of securities or maintain a short position except to the extent permitted by applicable law;

(2)          invest knowingly more than 10% of its net assets (at the time of investment) in illiquid securities, except for securities qualifying for resale under Rule 144A under the Securities Act of 1933, determined by Lord Abbett to be liquid, subject to the oversight of the Board (in accordance with currently applicable Securities and Exchange Commission (“SEC”) requirements);

(3)          invest in the securities of other investment companies except as permitted by applicable law;

(4)          invest in warrants if, at the time of the acquisition, its investment in warrants, valued at the lower of cost or market, would exceed 5% of the Fund’s total assets (included within such limitation, but not to exceed 2% of the Fund’s total assets, are warrants which are not listed on the New York or American Stock Exchange or a major foreign exchange);

(5)          write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except to the extent permitted in the Fund’s Prospectus and SAI, as they may be amended from time to time; or

(6)          buy from or sell to any of the Fund’s officers, directors, employees, or its investment adviser or any of the adviser’s officers, partners or employees, any securities other than shares of the Fund.

Compliance with these investment restrictions will be determined at the time of the purchase or sale of the security.

Additional Information on Portfolio Risks, Investments, and Techniques. This section provides further information on certain types of investments and investment techniques that may be used by the Fund, including their associated risks.

Repurchase Agreements. The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction by which the purchaser acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The resale price reflects the purchase price plus an agreed-upon market rate of interest that is unrelated to the coupon rate or date of maturity of the purchased security. The Fund requires at all times that the repurchase agreement be collateralized by cash or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises (“U.S. Government Securities”) having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). Such agreements permit the Fund to keep all of its assets at work while retaining flexibility in pursuit of investments of a longer-term nature.

The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them. Even though the repurchase agreements may have maturities of seven days or less, they may lack liquidity, especially if the issuer encounters financial difficulties. The Fund intends to limit repurchase agreements to transactions with dealers and financial institutions believed by Lord Abbett, as the investment manager, to present minimal credit risks. Lord Abbett will monitor the creditworthiness of the repurchase agreement sellers on an ongoing basis.

U.S. Government Securities. The Fund may invest in obligations of the U.S. Government and its agencies and instrumentalities, including Treasury bills, notes, bonds and certificates of indebtedness, that are issued or guaranteed as to principal or interest by the U.S. Treasury.

3

Securities of Government Sponsored Enterprises. The Fund invests extensively in securities issued or guaranteed by agencies or instrumentalities of the U.S. Government, such as the Government National Mortgage Association (“Ginnie Mae”), Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Home Loan Banks (“FHLBanks”), and Federal Agricultural Mortgage Corporation (“Farmer Mac”). Ginnie Mae is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured or guaranteed by the Federal Housing Administration, the Department of Veterans Affairs, the Rural Housing Service, or the U.S. Department of Housing and Urban Development. Fannie Mae, Freddie Mac, and Farmer Mac are federally chartered public corporations owned entirely by their shareholders; the FHLBanks are federally chartered corporations owned by their member financial institutions. Although Fannie Mae, Freddie Mac, Farmer Mac, and the FHLBanks guarantee the timely payment of interest and ultimate collection of principal with respect to the securities they issue, their securities are not backed by the full faith and credit of the United States Government.

Policies and Procedures Governing Disclosure of Portfolio Holdings. The Board has adopted policies and procedures with respect to the disclosure of the Fund’s portfolio holdings and ongoing arrangements making available such information to the general public, as well as to certain third parties on a selective basis. Among other things, the policies and procedures are reasonably designed to ensure that the disclosure is in the best interests of Fund shareholders and to address potential conflicts of interest between the Fund on the one hand and Lord Abbett and its affiliates or affiliates of the Fund on the other hand. Except as noted in the three instances below, the Fund does not provide portfolio holdings to any third party until they are made available to the general public on Lord Abbett’s website at www.LordAbbett.com or otherwise. The exceptions are as follows:

1.               The Fund may provide its portfolio holdings to (a) third parties that render services to the Fund relating to such holdings (i.e., pricing vendors, ratings organizations, custodians, external administrators, independent registered public accounting firms, counsel, etc.), as appropriate to the service being provided to the Fund, on a daily, monthly, calendar quarterly or annual basis, and (b) on a monthly or calendar quarterly basis for the sole purpose of performing their own analyses with respect to the Fund. The Fund may discuss or otherwise share portfolio holdings or related information with counterparties that execute transactions on behalf of the Fund;

2.               The Fund may provide portfolio commentaries or fact sheets containing, among other things, a discussion of select portfolio holdings and a list of the largest portfolio positions, and/or portfolio performance attribution information to certain Financial Intermediaries one day following each calendar quarter-end; and

3.               The Fund may provide its portfolio holdings or related information under other circumstances subject to the authorization of the Fund’s officers, in compliance with policies and procedures adopted by the Board.

Before providing schedules of its portfolio holdings to a third party in advance of making them available to the general public, the Fund obtains assurances through contractual obligations, certifications or other appropriate means such as due diligence sessions and other meetings to the effect that: (i) neither the receiving party nor any of its officers, employees or agents will be permitted to take any holding-specific investment action based on the portfolio holdings and (ii) the receiving party will not use or disclose the information except as it relates to rendering services for the Fund related to portfolio holdings, to perform certain internal analyses in connection with its evaluation of the Fund and/or its investment strategies, or for similar purposes. The sole exception relates to the agreement with SG Constellation, LLC (“SGC”), the provider of financing for the distribution of the Fund’s Class B shares. The fees payable to SGC are based in part on the value of the Fund’s portfolio securities. In order to reduce the exposure of such fees to market volatility, SGC aggregates the portfolio holdings information provided by all of the mutual funds that participate in its Class B share financing program (including the Fund) and may engage in certain hedging transactions based on the information. However, SGC will not engage in transactions based solely on the Fund’s portfolio holdings. In addition and also in the case of other portfolio-related information, written materials will contain appropriate legends requiring that the information be kept confidential and restricting the use of the information. An executive officer of the Fund approves these arrangements subject to the Board’s review and oversight, and Lord Abbett provides reports at least annually to the Board concerning them. The Board also reviews the Fund’s policies and procedures governing these arrangements on an annual basis. These policies and procedures may be modified at any time with the approval of the Board.

4

Neither the Fund, Lord Abbett nor any other party receives any compensation or other consideration in connection with any arrangement described in this section, other than fees payable to a service provider rendering services to the Fund related to the Fund’s portfolio holdings. For these purposes, compensation does not include normal and customary fees that Lord Abbett or an affiliate may receive as a result of investors making investments in the Fund. Neither the Fund, Lord Abbett nor any of their affiliates has entered into an agreement or other arrangement with any third party recipient of portfolio-related information under which the third party would maintain assets in the Fund or in other investment companies or accounts managed by Lord Abbett or any of its affiliated persons.

Lord Abbett’s Compliance Department periodically reviews and evaluates Lord Abbett’s adherence to the above policies and procedures, including the existence of any conflicts of interest between the Fund on the one hand and Lord Abbett and its affiliates or affiliates of the Fund on the other hand. The Compliance Department reports to the Board at least annually regarding its assessment of compliance with these policies and procedures.

Fund’s Portfolio Information Recipients. Attached as Appendix A is a list of the third parties that may receive portfolio holdings information under the circumstances described above.

3.

Management of the Fund

The Board of Directors is responsible for the management of the business and affairs of the Fund in accordance with the laws of the State of Maryland.  The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board.  As discussed in the Fund’s Semiannual Report to shareholders, the Board also approves an investment adviser to the Fund and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Fund organizational documents.

Lord, Abbett & Co. LLC (“Lord Abbett”), a Delaware limited liability company, is the Fund’s investment adviser.

Interested Directors

The following Directors are Partners of Lord Abbett and are “interested persons” of the Fund as defined in the Act. Mr. Dow is an officer, director, or trustee of each of the fourteen Lord Abbett-sponsored funds, which consist of 55 portfolios or series. Ms. Foster is an officer, director, or trustee of thirteen of the fourteen Lord Abbett-sponsored funds, consisting of 54 portfolios or series, and is not a trustee of the Large-Cap Growth Fund.

Name, Address and Year of Birth	Current Position Length of Service with Fund	Principal Occupation During Past Five Years	Other Directorships

Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Director since 1989; Chairman since 1996	Managing Partner and Chief Executive Officer of Lord Abbett since 1996.	N/A

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Director since 2006	Partner and Director of Marketing and Client Service of Lord Abbett since 1990.	N/A

5

Independent Directors

Unless indicated otherwise, the following independent or outside Directors are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Fund	Principal Occupation During Past Five Years	Other Directorships

E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Director since 1994

Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 - 2000); Acting Chief Executive Officer of Courtroom Television Network (1997 – 1998); President and Chief Executive Officer of Time Warner Cable Programming, Inc. (1991 – 1997).

Currently serves as director of Adelphia Communications, Inc.; Crane Co.; and Huttig Building Products Inc.

William H.T. Bush Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1938)	Director since 1998	Co-founder and Chairman of the Board of the financial advisory firm of Bush-O’Donnell & Company (since 1986).	Currently serves as director of WellPoint, Inc. (since 2002).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Director since 1998	Managing Director of Monitor Clipper Partners (since 1997) and President of Clipper Asset Management Corp. (since 1991), both private equity investment funds.	Currently serves as director of Avondale, Inc. and Interstate Bakeries Corp.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004

Owner and CEO of The Hill Company, a business consulting firm (since 1998); Founder, President and Owner of the Hiram-Hill and Hillsdale Development Company, a residential real estate development firm (1998 - 2000).

Currently serves as director of WellPoint, Inc.; Resources Connection Inc.; Holcim (US) Inc. (a subsidiary of Holcim Ltd.); and Lend Lease Corporation Limited.

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2000

Advisor of One Equity Partners, a private equity firm (since 2004); Chief Executive Officer of Houlihan Lokey Howard & Zukin, an investment bank (2002 - 2003); Chairman of Warburg Dillon Read, an investment bank (1999 - 2001); Global Head of Corporate Finance of SBC Warburg Dillon Read (1997 - 1999); Chief Executive Officer of Dillon, Read & Co. (1994 - 1997).

Currently serves as director of Molson Coors Brewing Company.

6

Name, Address and Year of Birth	Current Position Length of Service with Fund	Principal Occupation During Past Five Years	Other Directorships

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Director since 1982	Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996); President of Spencer Stuart (1979-1996).	Currently serves as director of Ace, Ltd. (since 1997) and Hewitt Associates, Inc.

James L.L. Tullis* Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006	CEO of Tullis-Dickerson and Co. Inc, a venture capital management firm (since 1990).	Currently serves as director of Crane Co. (since 1998) and Viacell Inc. (since 2002).

* Mr. Tullis is a director or trustee of thirteen of the fourteen Lord Abbett-sponsored funds, consisting of 54 portfolios or series, and is not a trustee of the Large-Cap Growth Fund.

Officers

None of the officers listed below have received compensation from the Fund. All the officers of the Fund may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

Name and Year of Birth	Current Position with Fund	Length of Service of Current Position	Principal Occupation During Past Five Years

Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1995	Managing Partner and Chief Executive Officer of Lord Abbett (since 1996).

Daria L. Foster (1954)	President	Elected in 2006	Partner and Director of Marketing and Client Service of Lord Abbett (since 1990).

Robert I. Gerber (1954)	Executive Vice President	Elected in 1997	Partner and Director of Taxable Fixed Income Management, joined Lord Abbett in 1997.

James Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Chief Compliance Officer, joined Lord Abbett in 2001; formerly Vice President and Chief Compliance Officer with Credit Suisse Asset Management.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005

Deputy General Counsel, joined Lord Abbett in 2004; prior thereto Managing Director and Associate General Counsel at New York Life Investment Management LLC (2002-2003); formerly attorney at Dechert LLP (2000-2002).

7

Name and Year of Birth	Current Position with Fund	Length of Service of Current Position	Principal Occupation During Past Five Years

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

Robert A. Lee (1969)	Vice President	Elected in 2000	Partner and Investment Manager, joined Lord Abbett in 1997.

Robert G. Morris (1944)	Vice President	Elected in 1995	Partner and Chief Investment Officer, joined Lord Abbett in 1991.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Manager of Equity Trading, joined Lord Abbett in 1983.

Christina T. Simmons (1957)	Vice President and Assistant Secretary	Elected in 2000	Assistant General Counsel, joined Lord Abbett in 1999.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Director of Fund Administration, joined Lord Abbett in 2003; formerly Vice President, Lazard Asset Management LLC.

Committees

The standing committees of the Board are the Audit Committee, the Proxy Committee, the Nominating and Governance Committee and the Contracts Committee.

The Audit Committee is composed wholly of Directors who are not “interested persons” of the Fund. The members of the Audit Committee are Messrs. Bigelow, Calhoun, and Hobbs and Ms. Hill. The Audit Committee provides assistance to the Board in fulfilling its responsibilities relating to accounting matters, the reporting practices of the Fund, and the quality and integrity of the Fund’s financial reports. Among other things, the Audit Committee is responsible for reviewing and evaluating the performance and independence of the Fund’s independent registered public accounting firm and considering violations of the Fund’s Code of Ethics to determine what action should be taken. The Audit Committee meets quarterly and during the past fiscal year met four times.

The Proxy Committee is composed of at least two Directors who are not “interested persons” of the Fund, and also may include one or more Directors who are partners or employees of Lord Abbett. The current members of the Proxy Committee are three Independent Directors: Messrs. Bush, Neff and Tullis. The Proxy Committee shall (i) monitor the actions of Lord Abbett in voting securities owned by the Fund; (ii) evaluate the policies of Lord Abbett in voting securities; and (iii) meet with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest. During the past fiscal year, the Proxy Committee met two times.

The Nominating and Governance Committee is composed of all the Directors who are not “interested persons” of the Fund. Among other things, the Nominating and Governance Committee is responsible for (i) evaluating and nominating individuals to serve as Independent Directors and as committee members; and (ii) periodically reviewing director/trustee compensation. During the past fiscal year, the Nominating and Governance Committee met five times. The Nominating and Governance Committee has adopted policies with respect to its consideration of any individual recommended by the Fund’s shareholders to serve as an independent Director. A shareholder who would like to recommend a candidate may write to the Fund.

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The Contracts Committee consists of all Directors who are not “interested persons” of the Fund. The Contracts Committee conducts much of the factual inquiry undertaken by the Directors in connection with the Board’s annual consideration of whether to renew the management and other contracts with Lord Abbett and Lord Abbett Distributor. The Contracts Committee held one formal meeting during the last fiscal year; in addition, members of the Committee conducted inquiries into the portfolio management approach and results of Lord Abbett, and reported the results of those inquiries to the Nominating and Governance Committee.

Compensation Disclosure

The following table summarizes the compensation for each of the Directors of the Fund and for all Lord Abbett-sponsored funds.

The second column of the following table sets forth the compensation accrued by the Fund for Independent Directors. The third column sets forth the total compensation paid by all Lord Abbett-sponsored funds to the independent directors/trustees, and amounts payable but deferred at the option of the director/trustee. No director/trustee of the funds associated with Lord Abbett and no officer of the funds received any compensation from the funds for acting as a director/trustee or officer.

(1)	(2)	(3)
	For the Fiscal Year Ended	For Year Ended December 31, 2005
	June 30, 2006 Aggregate	Total Compensation Paid
	Compensation Accrued	by the Fund and Thirteen Other
Name of Director	by the Fund(1)	Lord Abbett-Sponsored Funds(2)

E. Thayer Bigelow	$1,067	$154,750
William H.T. Bush	$1,028	$157,750
Robert B. Calhoun, Jr.	$1,167	$179,750
Julie A. Hill	$1,007	$157,750
Franklin W. Hobbs	$1,042	$157,750
C. Alan MacDonald*	$772	$166,125
Thomas J. Neff	$994	$150,750
James L.L. Tullis	$362	$-0	-

*Mr. MacDonald retired March 31, 2006.

1.               Outside Directors’ fees, including attendance fees for board and committee meetings, are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. A portion of the fees payable by the Fund to its outside Directors may be deferred at the option of a Director under an equity-based plan (the “equity-based plan”) that deems the deferred amounts to be invested in shares of the Fund for later distribution to the Directors. In addition, $25,000 of each Director’s retainer must be deferred and is deemed invested in shares of the Fund and other Lord Abbett-sponsored funds under the equity-based plan. Of the amounts shown in the second column, the total deferred amounts for the Directors are $143, $244, $1,167, $397, $1,042, $107, $994 and $200, respectively.

2.               The third column shows aggregate compensation, including the types of compensation described in the second column, accrued by all Lord Abbett-sponsored funds during the year ended December 31, 2005, including fees directors/trustees have chosen to defer.

The following chart provides certain information about the dollar range of equity securities beneficially owned by each Director in the Fund and other Lord Abbett-sponsored funds as of December 31, 2005. The amounts shown include deferred compensation to the Directors deemed invested in fund shares. The amounts ultimately received by the Directors under the deferred compensation plan will be directly linked to the investment performance of the funds.

Name of Director	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in Lord Abbett-Sponsored Funds

Robert S. Dow	$1 - $10,000	Over $100,000
Daria L. Foster*	Over $100,000	Over $100,000
E. Thayer Bigelow	$1 - $10,000	Over $100,000
William H. T. Bush	$1 - $10,000	Over $100,000
Robert B. Calhoun, Jr.	$1 - $10,000	Over $100,000
Julie A. Hill	$1 - $10,000	Over $100,000
Franklin W. Hobbs	$1 - $10,000	Over $100,000
C. Alan MacDonald**	$10,001 - $50,000	Over $100,000
Thomas J. Neff	$10,001 - $50,000	Over $100,000
James L.L. Tullis***	$1 - $10,000	$50,001- $100,000

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*Ms. Foster became a director as of September 14, 2006. The amounts shown are as of October 2, 2006.

** Mr. MacDonald retired March 31, 2006.

*** Mr. Tullis became a director as of March 23, 2006. The amounts shown are as of October 2, 2006.

Code of Ethics

The directors, trustees and officers of Lord Abbett-sponsored funds, together with the partners and employees of Lord Abbett, are permitted to purchase and sell securities for their personal investment accounts. In engaging in personal securities transactions, however, such persons are subject to requirements and restrictions contained in the Fund’s Code of Ethics which complies, in substance, with Rule 17j-1 under the Act and each of the recommendations of the Investment Company Institute’s Advisory Group on Personal Investing. Among other things, the Code of Ethics requires, with limited exceptions, that Lord Abbett partners and employees obtain advance approval before buying or selling securities, submit confirmations and quarterly transaction reports, and obtain approval before becoming a director of any company; and it prohibits such persons from (1) investing in a security seven days before or after any Lord Abbett-sponsored fund or Lord Abbett-managed account considers a trade or trades in such security, (2) profiting on trades of the same security within 60 days, (3) trading on material and non-public information ,and (4) engaging in market timing activities with respect to the Lord Abbett sponsored funds. The Code of Ethics imposes certain similar requirements and restrictions on the independent directors and trustees of each Lord Abbett-sponsored fund to the extent contemplated by the recommendations of the Advisory Group.

4.

Control Persons and Principal Holders of Securities

As of October 3, 2006, the Fund’s Officers and Directors, as a group, owned less than 1% of the Fund’s outstanding shares. The Fund’s Class Y shares are currently being offered only to participants in the Lord Abbett 401(k) Profit Sharing Plan. As of October 3, 2005, the following owned 5% or more of each class of the Fund’s outstanding shares:

Name and Address of Beneficial Owner	Class	Percent of Class

Lord Abbett Profit Sharing Plan Paul Blaney 5 Powder Horn Way Tarrytown, NY 10591-6505	Class Y	16.78%

Lord Abbett Profit Sharing Plan William D. Cohen 38N Brook Ln Irvington, NY 10533-2418	Class Y	6.38%

Lord Abbett Profit Sharing Plan William T. Hudson 40 Lloyd Road Bernardsville, NJ 07924-1710	Class Y	7.91%

Lord Abbett & Company Profit Sharing Plan 90 Hudson Street Jersey City, NJ 07320-3900	Class Y	5.10%

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5.

Investment Advisory and Other Services

Investment Adviser

As described under “Management” in the Prospectus, Lord Abbett is the Fund’s investment adviser. The following partners of Lord Abbett are also officers of the Fund:  Joan A. Binstock, Robert I. Gerber, Lawrence H. Kaplan, Robert A. Lee, Robert G. Morris and A. Edward Oberhaus, III. Robert S. Dow and Daria L. Foster are partners of Lord Abbett and officers and Directors of the Fund. Mr. Dow is the managing partner of Lord Abbett. The other partners of Lord Abbett are Robert J. Ball, Bruce L. Bartlett, Michael R. Brooks, Zane E. Brown, Patrick J. Browne, John F. Corr, Sholom Dinsky, John J. DiChiaro, Milton Ezrati, Robert P. Fetch, Daniel H. Frascarelli, Kenneth G. Fuller, Michael S. Goldstein, Michael A. Grant, Howard E. Hansen, Gerard S. E. Heffernan, Jr., Charles F. Hofer, Cinda C. Hughes, Ellen G. Itskovitz, Jerald M. Lanzotti, Richard C. Larsen, Maren Lindstrom, Gregory M. Macosko, Thomas Malone, Charles Massare, Jr., Steven R. McBoyle, Vincent J. McBride, Paul L. McNamara, Robert J. Noelke,  F. Thomas O’Halloran, R. Mark Pennington, Walter H. Prahl, Michael L. Radziemski, Jarrod R. Sohosky, Eli M. Salzmann, Harold E. Sharon, Douglas B. Sieg, Richard D. Sieling, Michael T. Smith, Richard D. Smola, Diane Tornejal, Christopher J. Towle, Edward K. von der Linde and Marion Zapolin. The address of each Partner is 90 Hudson Street, Jersey City, New Jersey 07302-3973.

Under the Management Agreement between Lord Abbett and the Fund, the Fund pays Lord Abbett a monthly fee, based on average daily net assets for each month, at the annual rate of .50 of 1% of the portion of the Fund’s net assets not in excess of $250,000,000, .45 of 1% of such assets in excess of $250,000,000 but not in excess of $500,000,000 and .40 of 1% of such assets over $500,000,000.

This fee is allocated among the classes based on the classes’ proportionate share of such average daily net assets. For the fiscal years ended June 30, 2006, 2005, and 2004 the management fees paid to Lord Abbett amounted to $1,681,565, $1,674,208 and $1,637,635, respectively.

For the period from July 1, 2006 through October 31, 2007, Lord Abbett has contractually agreed to reimburse a portion of the Fund’s expenses so that the Fund’s Total Annual Operating Expenses do not exceed an aggregate annual rate of average daily net assets of .70% of Class Y Shares.

The Fund pays all expenses attributable to its operations not expressly assumed by Lord Abbett, including, without limitation, 12b-1 expenses, independent directors’/trustees’ fees and expenses, association membership dues, legal and auditing fees, taxes, transfer and dividend disbursing agent fees, shareholder servicing costs, expenses relating to shareholder meetings, expenses of registering its shares under federal and state securities laws, expenses of preparing, printing and mailing prospectuses and shareholder reports to existing shareholders, insurance premiums, and other expenses connected with executing portfolio transactions. Although not obligated to do so, Lord Abbett may waive all or a part of its management fee and/or may assume other expenses of the Fund.

Administrative Services

Pursuant to an Administrative Services Agreement with the Fund, Lord Abbett provides certain administrative services not involving the provision of investment advice to the Fund. Under the Agreement, the Fund pays Lord Abbett a monthly fee, based on average daily net assets for each month, at an annual rate of .04 of 1%. This fee is allocated among the classes of shares of the Fund based on average daily net assets. The Administrative Services Agreement became effective January 1, 2003.

The administrative service fees paid to Lord Abbett with respect to the Fund for the fiscal years ended June 30, 2006, 2005 and 2004 were $138,362, $137,636 and $134,314, respectively.

Principal Underwriter

Lord Abbett Distributor LLC, a New York limited liability company and a subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, NJ 07302-3973, serves as the principal underwriter for the Fund.

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Custodian and Accounting Agent

State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, MO 64105, is the Fund’s custodian. The custodian pays for and collects proceeds of securities bought and sold by the Fund and attends to the collection of principal and income. In addition, State Street Bank & Trust Company performs certain accounting and recordkeeping functions relating to portfolio transactions and calculates the Fund’s net asset value.

Transfer Agent

DST Systems, Inc., 210 W. 10th St., Kansas City, MO 64106, acts as the transfer agent and dividend disbursing agent for the Fund.

Independent Registered Public Accounting Firm

Deloitte & Touche LLP, Two World Financial Center, New York, NY 10281, is the independent registered public accounting firm of the Fund and must be approved at least annually by the Fund’s Board to continue in such capacity. Deloitte & Touche LLP performs audit services for the Fund, including the examination of financial statements included in the Fund’s Annual Report to Shareholders.

6.

Brokerage Allocations and Other Practices

The Fund expects that purchases and sales of portfolio securities usually will be principal transactions. Portfolio securities normally will be purchased directly from the issuer or from an underwriter or market maker for the securities. The Fund usually will not pay brokerage commissions for such purchases, and no brokerage commissions have been paid over the last three fiscal years.  Purchases from underwriters of portfolio securities will include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers will include a dealer’s markup.  Decisions as to the purchase and sale of portfolio securities are made by Lord Abbett. Normally, the selection is made by traders, who may be officers of the Fund and are also employees of Lord Abbett. They do the trading as well for other accounts—investment companies and other clients—managed by Lord Abbett.  They are responsible for obtaining best execution.

The Fund’s policy is to have purchases and sales of portfolio securities executed at the most favorable prices, considering all costs of the transaction, including brokerage commissions and dealer markups and markdowns, consistent with obtaining best execution.  This policy governs the selection of dealers.  No commitments are made regarding the allocation of brokerage business to or among broker-dealers.

When, in the opinion of Lord Abbett, two or more broker-dealers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have provided investment research, statistical, or other related services to the Fund.

7.

Classes of Shares

The Fund offers different classes of shares to eligible purchasers. Only Class Y shares are offered in this SAI. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses.

All classes of shares have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation, except for certain class-specific expenses. They are fully paid and nonassessable when issued and have no preemptive or conversion rights. Additional classes, series or funds may be added in the future.  The Act requires that where more than one class, series or fund exists, each class, series or fund must be preferred over all other classes, series or funds in respect of assets specifically allocated to such class, series or fund.

Rule 18f-2 under the Act provides that any matter required to be submitted, by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class affected by such matter. Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless the interests of each class, series, or fund in the matter are substantially identical or the matter does not affect any interest of such class, series, or fund. However, the Rule exempts the selection of the

12

independent registered public accounting firm, the approval of a contract with a principal underwriter and the election of directors from the separate voting requirements.

The Fund’s By-Laws provide that the Fund shall not hold an annual meeting of its shareholders in any year unless one or more matters are required to be acted on by shareholders under the Act, or unless called by a majority of the Board of Directors or by shareholders holding at least one quarter of the stock of the Fund outstanding and entitled to vote at the meeting. When any such annual meeting is held, the shareholders will elect directors of the Fund.

8.

Purchases, Redemptions, Pricing and Payments to Dealers

Information concerning how we value Fund shares is contained in the Prospectus under “Purchases” and “Redemptions.”

The Fund’s Board has not adopted policies and procedures that are designed to prevent or stop excessive trading and market timing. Please see the Prospectus under “Purchases” for more information.

Under normal circumstances, we calculate the Fund’s net asset value and otherwise are open for business on each day that the New York Stock Exchange (the “NYSE”) is open for trading.  The NYSE is closed on Saturdays and Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

We attempt to maintain a net asset value of $1.00 per share for all classes for purposes of sales and redemptions, but there is no assurance that we will be able to do so. Our Board of Directors has determined that it is in the best interests of the Fund and its shareholders to value our portfolio securities under the amortized cost method of securities valuation pursuant to Rule 2a-7 under the Act so long as that method fairly reflects the Fund’s market-based net asset value. Rule 2a-7, as amended, contains certain maturity, diversification and quality requirements that apply to any fund employing the amortized cost method in reliance on the Rule and to any registered investment company which, like the Fund, holds itself out as a money market fund.

Dividends. Our net income will be declared as a dividend daily and payable monthly. Net income consists of (1) all interest income and discount earned (including original issue discount and market discount) less (2) a provision for all expenses, including class-specific expenses, plus or minus (3) all short-term realized gains and losses on portfolio assets.

Class Y Share Exchanges. The Prospectus briefly describes the Telephone Exchange Privilege. You may exchange some or all of your Class Y shares for Class Y shares of any Lord Abbett-sponsored funds currently offering Class Y shares to the public. You should read the prospectus of the other fund before exchanging. In establishing a new account by exchange, shares of the fund being exchanged must have a value equal to at least the minimum initial investment required for the other fund into which the exchange is made. We reserve the right to reject or restrict any purchase order or exchange request if the Fund or Lord Abbett Distributor determines that it is in the best interests of the Fund and its shareholders. The Fund is designed for long-term investors and is not designed to serve as a vehicle for frequent trading in response to short-term swings in the market.

Redemptions. A redemption order is in proper form when it contains all of the information and documentation required by the order form or otherwise by Lord Abbett Distributor or the Fund to carry out the order. The signature(s) and any legal capacity of the signer(s) must be guaranteed by an eligible guarantor. See the Prospectus for expedited redemption procedures.

The right to redeem and receive payment, as described in the Prospectus, may be suspended if the NYSE is closed (except for weekends or customary holidays), trading on the NYSE is restricted or the SEC deems an emergency to exist.

The Board may authorize redemption of all of the shares in any account in which there are fewer than 500 shares. Before authorizing such redemption, the Board must determine that it is in our economic best interest or necessary to reduce disproportionately burdensome expenses in servicing shareholder accounts. At least 60 days’ prior written notice will be given before any such redemption, during which time shareholders may avoid redemption by bringing their accounts up to the minimum set by the Board.

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Retirement Plans. The Prospectus indicates the types of retirement plans for which Lord Abbett provides forms and explanations. Lord Abbett makes available the retirement plan forms, including 401(k) plans and custodial agreements for IRAs (Individual Retirement Accounts, including Traditional, Education, Roth, and SIMPLE IRAs and Simplified Employee Pensions), 403(b) plans and qualified pension and profit-sharing plans.  The forms name State Street Bank & Trust Company as custodian and contain specific information about the plans, excluding 401(k) plans. Explanations of the eligibility requirements, annual custodial fees and allowable tax advantages and penalties are set forth in the relevant plan documents. Adoption of any of these plans should be on the advice of your legal counsel or qualified tax adviser.

Purchases through Financial Intermediaries. The Fund and/or Lord Abbett Distributor has authorized one or more agents to receive on its behalf purchase and redemption orders. Such agents are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund or Lord Abbett Distributor. The Fund will be deemed to have received a purchase or redemption order when an authorized agent or, if applicable, an agent’s authorized designee, receives the order. The order will be priced at the Fund’s net asset value next computed after it is received by the Fund’s authorized agent, or if applicable, the agent’s authorized designee. A Financial Intermediary may charge transaction fees on the purchase and/or sale of Fund shares.

Revenue Sharing and Other Payments to Dealers and Financial Intermediaries. As described in the Fund’s Prospectus, Lord Abbett or Lord Abbett Distributor, in its sole discretion, at its own expense and without cost to the Fund or shareholders, also may make payments to dealers and other firms authorized to accept orders for Fund shares (collectively, “Dealers”) in connection with marketing and/or distribution support for Dealers, shareholder servicing, entertainment, training and education activities for the Dealers, their investment professionals and/or their clients or potential clients, and/or the purchase of products or services from such Dealers. Some of these payments may be referred to as revenue sharing payments. As of the date of this SAI, the Dealers to whom Lord Abbett or Lord Abbett Distributor has agreed to make revenue sharing payments (not including payments for entertainment, and training and education activities for the Dealers, their investment professionals and/or their clients or potential clients) with respect to the Fund and/or other Lord Abbett Funds were as follows:

Allstate Life Insurance Company

Allstate Life Insurance Company of New York

A.G. Edwards & Sons, Inc.

B.C. Ziegler and Company

Bodell Overcash Anderson & Co., Inc.

Cadaret, Grant & Co., Inc.

Citigroup Global Markets, Inc.

Edward D. Jones & Co., L.P.

Family Investors Company

Hartford Life Insurance Company

Hartford Life and Annuity Insurance Company

James I. Black & Co.

Linsco/Private Ledger Corp.

Mass Mutual Life Investors Services, Inc.

McDonald Investments Inc.

Merrill Lynch Life Insurance Company

Merrill Lynch, Pierce, Fenner & Smith Incorporated (and/or certain of its affiliates)

MetLife Securities, Inc.

Morgan Stanley DW, Inc.

Phoenix Life Insurance Company

PHL Variable insurance Company

Phoenix Life and Annuity Company

Piper Jaffrey & Co.

Protective Life Insurance Company

Prudential Investment Management Services LLC

RBC Dain Rauscher

Raymond James & Associates, Inc.

Raymond James Financial Services, Inc.

Sun Life Assurance Company of Canada

Sun Life Insurance and Annuity Company of New York

The Travelers Insurance Company

The Travelers Life and Annuity Company

UBS Financial Services Inc.

Wachovia Securities, LLC

For more specific information about any revenue sharing payments made to your Dealer, you should contact your investment professional.

Thomas J. Neff, an independent Director of the Fund, is a director of Hewitt Associates, Inc. and owns less than .01 of 1% of the outstanding shares of Hewitt Associates, Inc. Hewitt Associates is a global human resources outsourcing and consulting firm with approximately $2.8 billion in revenue in fiscal 2005. Hewitt Associates LLC, a subsidiary of Hewitt Associates, Inc., may receive recordkeeping payments from the Fund and/or other Lord Abbett-sponsored funds. In the twelve months ended October 31, 2005, Hewitt Associates LLC received recordkeeping payments totaling approximately $414,000 from all of the Lord Abbett-sponsored Funds in the aggregate.

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Redemptions in Kind. Under circumstances in which it is deemed detrimental to the best interests of the Fund’s shareholders to make redemption payments wholly in cash, the Fund may pay any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund’s net assets by a distribution in kind of readily marketable securities in lieu of cash. The Fund presently has no intention to make redemptions in kind under normal circumstances, unless specifically requested by a shareholder.

9.

Taxation of the Fund

The Fund has elected, has qualified, and intends to qualify for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). If it qualifies as a regulated investment company, the Fund will not be liable for U.S. federal income taxes on income that the Fund timely distributes to its shareholders. If in any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be taxed to the Fund at regular corporate rates and when such income is distributed, such distributions will be further taxed at the shareholder level. Assuming the Fund does qualify as a regulated investment company, it will be subject to a 4% non-deductible excise tax on certain amounts that are not distributed or treated as having been distributed on a timely basis each calendar year. The Fund intends to distribute to its shareholders each year an amount adequate to avoid the imposition of this excise tax.

The Fund intends to declare and pay as dividends each year substantially all of its net income from investments. Dividends are taxable as ordinary income, regardless of whether they are received in cash or reinvested in Fund shares and regardless of the time you have owned the Fund shares.

Dividends paid by the Fund will not qualify for the dividends received deduction for corporations.

Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made. A distribution declared in October, November, or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed paid by the Fund and received by you on December 31 of that calendar year if the distribution is paid by the Fund in January of the following year. The Fund will send you annual information concerning the tax treatment of dividends and other distributions paid to you by the Fund.

You may be subject to a 28% withholding tax on reportable dividends and redemption payments and exchanges  (“backup withholding”). Generally, you will be subject to backup withholding if the Fund does not have your certified taxpayer identification number on file, or, to the Fund’s knowledge, the number that you have provided is incorrect or backup withholding is applicable as a result of your previous underreporting of interest or dividend income. When establishing an account, you must certify under penalties of perjury that your taxpayer identification number is correct and that you are not otherwise subject to backup withholding.

The tax rules of the various states of the United States and their local jurisdictions with respect to distributions from the Fund can differ from the U.S. federal income tax rules described above. Many states allow you to exclude from your state taxable income the percentage of dividends derived from certain federal obligations, including interest on some federal agency obligations. Certain states, however, may require that a specific percentage of the Fund’s income be derived from federal obligations before such dividends may be excluded from state taxable income. The Fund may invest some or all of its assets in such federal obligations. The Fund intends to provide to you on an annual basis information to permit you to determine whether Fund dividends derived from interest on federal obligations may be excluded from state taxable income.

If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply and you should consult your tax adviser for detailed information about the tax consequences to you of owning Fund shares.

The foregoing discussion addresses only the U.S. federal income tax consequences applicable to U.S. persons (generally, U.S. citizens or residents (including certain former citizens and former long-term residents), domestic corporations or domestic entities taxed as corporations for U.S. tax purposes, estates the income of which is subject to U.S. federal income taxation regardless of its source, and trusts if a court within the United States is able to exercise primary supervision over their administration and at least one U.S. person has the authority to control all substantial decisions of the trusts). The treatment of the owner of an interest in an entity that is a pass-through entity for U.S. tax purposes (e.g., partnerships and disregarded entities) and that owns Fund shares will generally depend upon the status of the owner and the activities of the pass-through entity. If you are not a U.S. person or are the owner of an interest in a pass-through entity that owns Fund shares, you should consult your tax adviser regarding

15

the U.S. and foreign tax consequences of the ownership of Fund shares, including the applicable rate of U.S. withholding tax on dividends representing ordinary income, and the applicability of U.S. gift and estate taxes.

Because everyone’s tax situation is unique, you should consult your tax adviser regarding the treatment of distributions under the federal, state, and local tax rules that apply to you.

10.

Underwriter

Lord Abbett Distributor LLC, a New York limited liability company and subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, NJ 07302-3973, serves as the principal underwriter for the Fund. The Fund has entered into a distribution agreement with Lord Abbett Distributor, under which Lord Abbett Distributor is obligated to use its best efforts to find purchasers for the shares of the Fund, and to make reasonable efforts to sell Fund shares on a continuous basis so long as, in Lord Abbett Distributor’s judgment, a substantial distribution can be obtained by reasonable efforts.

11.

Financial Statements

The financial statements incorporated herein by reference from Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.’s 2006 Annual Report to Shareholders have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report, which is incorporated herein by reference, and has been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

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APPENDIX A

FUND PORTFOLIO INFORMATION RECIPIENTS

The following is a list of the third parties that may receive portfolio holdings or related information under the circumstances described above under Investment Policies – Policies and Procedures Governing Disclosure of Portfolio Holdings:

	Portfolio Holdings (Item #1)*	Portfolio Commentaries, Fact Sheets, Performance Attribution Information (Item #2)*

ABN-AMRO Asset Management		Monthly
ACS HR Solutions (Formerly Mellon Employee Benefit Solutions)		Monthly
ADP Retirement Services		Monthly
AG Edwards		Monthly
AIG SunAmerica		Monthly
Allstate Life Insurance Company		Monthly
Alpha Investment Consulting Group LLC		Monthly
Ameriprise (Formerly American Express Retirement Services)		Monthly
American United Life Insurance Company		Monthly
AMG		Monthly
Amivest Capital Management		Monthly
Amvescap Retirement		Monthly
AON Consulting		Monthly
Arnerich Massena & Associates, Inc.	Monthly	Monthly
Asset Performance Partners		Monthly
Asset Strategies Portfolio Services, Inc.		Monthly
AXA Financial Services		Monthly
Bank of America Corporation		Monthly
Bank of New York		Monthly
Bank of Oklahoma		Monthly
Bank One		Monthly
B.C. Ziegler		Monthly
Becker, Burke Associates	Monthly	Monthly
Bell GlobeMedia Publishing Co.	Monthly
Bellwether Consulting		Monthly
Berthel Schutter	Monthly	Monthly
BilkeyKatz Investment Consultants	Monthly
Brown Brothers Harriman		Monthly
Buck Consultants, Inc.		Monthly
Callan Associates Inc.	Monthly	Monthly
Cambridge Associates LLC		Monthly
Cambridge Financial Services		Monthly
Ceridian		Monthly
Charles Schwab & Co		Monthly
Chicago Trust Company		Monthly
CIBC Oppenheimer		Monthly
CitiStreet Retirement Services		Monthly

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	Portfolio Holdings (Item #1)*	Portfolio Commentaries, Fact Sheets, Performance Attribution Information (Item #2)*

Clark Consulting		Monthly
Columbia Funds		Monthly
Columbia Management Group		Monthly
Columbia Trust Company		Monthly
Concord Advisory Group Ltd.	Monthly	Monthly
Consulting Services Group, LP		Monthly
Copic Financial		Monthly
CPI Qualified Plan Consultants		Monthly
CRA RogersCasey	Monthly	Monthly
Curcio Webb	Monthly	Monthly
D.A. Davidson		Monthly
Dahab Assoc.		Monthly
Daily Access		Monthly
Defined Contribution Advisors, Inc.		Monthly
Delaware Investment Advisors		Monthly
Deloitte & Touche LLP	Semi-Annually
DeMarche Associates, Inc.		Monthly
DiMeo Schneider & Associates		Monthly
Disabato Associates, Inc.		Monthly
Diversified Investment Advisors, Inc.		Monthly
Dover Consulting		Monthly
EAI		Monthly
Edward Jones		Monthly
Ennis, Knupp & Associates		Monthly
Federated Investors		Monthly
Fidelity Investment		Monthly
Fidelity Investments		Monthly
Fifth Third Bank		Monthly
First Mercantile Trust Co.		Monthly
FleetBoston Financial Corp.		Monthly
Franklin Templeton		Monthly
Freedom One Investment Advisors		Monthly
Frost Bank		Monthly
Fuji Investment Management Co., Ltd.		Monthly
Fund Evaluation Group, Inc.		Monthly
Goldman Sachs		Monthly
Great West Life and Annuity Insurance Company		Monthly
Greenwich Associates		Monthly
Guardian Life Insurance		Monthly
Hartford Life Insurance Company		Monthly
Hartland & Co.		Monthly
Hewitt Financial Services, LLC		Monthly
Hewitt Investment Group		Monthly
Highland Consulting Associates, Inc.		Monthly
Holbien Associates, Inc.		Monthly
Horace Mann Life Insurance Company		Monthly

18

	Portfolio Holdings (Item #1)*	Portfolio Commentaries, Fact Sheets, Performance Attribution Information (Item #2)*

HSBC		Monthly
ICMA Retirement Corp.		Monthly
ING		Monthly
Institutional Shareholder Services, Inc.	Monthly	Monthly
Intuit		Monthly
INVESCO Retirement Services		Monthly
Invesmart		Monthly
Investment Consulting Services, LLC		Monthly
Invivia		Monthly
Irish Life Inter. Managers	Monthly
Iron Capital Advisors		Monthly
Janney Montgomery Scott LLC		Monthly
Jefferson National Life Insurance Company		Monthly
Jeffrey Slocum & Associates, Inc.	Monthly	Monthly
JP Morgan Consulting		Monthly
JP Morgan Fleming Asset Management		Monthly
JP Morgan Investment Management		Monthly
Kmotion, Inc.	Monthly
LCG Associates, Inc.		Monthly
Legacy Strategic Asset Mgmt. Co.		Monthly
Legg Mason		Monthly
Lincoln Financial		Monthly
LPL Financial Services		Monthly
Manulife Financial		Monthly
Marco Consulting Group		Monthly
Marquette Associates, Inc.		Monthly
MassMutual Financial Group		Monthly
McDonald		Monthly
Meketa Investment Group		Monthly
Mellon Human Resources & Investor Solutions		Monthly
Mercer HR Services		Monthly
Mercer Investment Consulting		Monthly
Merrill Corporation	Monthly	Monthly
Merrill Lynch		Monthly
Merrill Lynch, Pierce, Fenner & Smith, Inc.	Monthly
MetLife		Monthly
MetLife Investors		Monthly
MFS Retirement Services, Inc.		Monthly
MFS/Sun Life Financial Distributors, Inc.		Monthly
Midland National Life		Monthly
M & I Investment Management Company Corporation		Monthly
Milliman & Robertson Inc.		Monthly
Minnesota Life Insurance Company		Monthly
ML Benefits & Investment Solutions		Monthly
Monroe Vos Consulting Group, Inc.		Monthly

19

	Portfolio Holdings (Item #1)*	Portfolio Commentaries, Fact Sheets, Performance Attribution Information (Item #2)*

Morgan Keegan		Monthly
Morgan Stanley Dean Witter		Monthly
MorganStanley		Monthly
Morningstar Associates, Inc.		Monthly
National City Bank		Monthly
Nationwide Financial		Monthly
NCCI Holdings, Inc.		Monthly
New England Pension Consultants		Monthly
The Newport Group		Monthly
New York Life Investment Management		Monthly
Nordstrom Pension Consulting		Monthly
NY Life Insurance Company		Monthly
Oxford Associates		Monthly
Palmer & Cay Investment Services		Monthly
Paul L. Nelson & Associates		Monthly
Pension Consultants, Inc.		Monthly
PFE Group		Monthly
PFM Group		Monthly
PFPC, Inc.		Monthly
Phoenix Life Insurance Company		Monthly
Pierce Park Group		Monthly
Piper Jaffray/ USBancorp		Monthly
Planco	Monthly
PNC Advisors		Monthly
Portfolio Evaluations, Inc.		Monthly
Prime, Buchholz & Associates, Inc.		Monthly
Princeton Retirement		Monthly
Principal Financial		Monthly
Protective Life Corporation		Monthly
Prudential Financial		Monthly
Prudential Investments		Monthly
Prudential Securities, Inc.		Monthly
Putnam Fiduciary Trust Company (Mercer HR)	Monthly
Putnam Investments		Monthly
Quant Consulting		Monthly
Reuters, Ltd.	Monthly	Monthly
R.V. Kuhns & Associates, Inc.		Monthly
Raymond James Financial		Monthly
RBC Dain Rauscher		Monthly
Rocaton Investment Advisors, LLC	Monthly	Monthly
Ron Blue & Co.		Monthly
Roszel Advisors, LLC		Monthly
Russell Investment Group		Monthly
Scudder Investments		Monthly
Segal Advisors		Monthly

20

	Portfolio Holdings (Item #1)*	Portfolio Commentaries, Fact Sheets, Performance Attribution Information (Item #2)*

SEI Investment		Monthly
SG Constellation LLC	Monthly	Monthly
Shields Associates		Monthly
Smith Barney		Monthly
Spagnola-Cosack, Inc.		Monthly
Standard & Poor’s		Monthly
Stanton Group		Monthly
State Street Bank & Trust Co.	Monthly	Monthly
Stearne, Agee & Leach		Monthly
Stephen’s, Inc.		Monthly
Stifel Nicolaus		Monthly
Strategic Advisers, Inc.	Monthly
Strategic Investment Solutions		Monthly
Stratford Advisory Group, Inc.		Monthly
Summit Strategies Group		Monthly
Sun Life Financial Distributors, Inc.		Monthly
T. Rowe Price Associates, Inc.		Monthly
TD Asset Management		Monthly
The 401k Company		Monthly
The Carmack Group, Inc.		Monthly
The Managers Fund		Monthly
The Vanguard Group		Monthly
TIAA-CREF		Monthly
Towers Perrin		Monthly
Transamerica Retirement Services		Monthly
Travelers Life & Annuity Company		Monthly
UBS- Prime Consulting Group		Monthly
UMB		Monthly
Union Bank of California		Monthly
US Bank		Monthly
USI Retirement		Monthly
Valic		Monthly
Vanguard		Monthly
Victory Capital Management		Monthly
Vestek Systems, Inc.	Monthly
Wachovia Bank		Monthly
Watson Wyatt Worldwide	Monthly	Monthly
Welch Hornsby		Monthly
Wells Fargo		Monthly
William M. Mercer Consulting Inc.		Monthly
Wilshire Associates Incorporated		Monthly
Wurts & Associates	Monthly	Monthly
Wyatt Investment Consulting, Inc.		Monthly

21

	Portfolio Holdings (Item #1)*	Portfolio Commentaries, Fact Sheets, Performance Attribution Information (Item #2)*

Yanni Partners		Monthly

  *This information is or may be provided within 15 days after the end of the period indicated below, unless otherwise noted. Many of the recipients actually receive the information on a quarterly basis, rather than on a monthly basis as noted in the chart.

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APPENDIX B

Commercial Paper and Bond Ratings

Commercial Paper Ratings

The rating A-1+ is the highest commercial paper rating assigned by Standard & Poor’s Corporation (“S&P”). Paper rated A-1 has the following characteristics:

Liquidity ratio is adequate to meet cash requirements; long-term senior debt is rated A or better; the issuer has access to diverse channels of borrowing; core earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer’s industry is well established and the issuer has a strong position within the industry; the reliability and quality of management are sound. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

The rating P-1 is the highest commercial paper rating assigned by Moody’s Investors Service, Inc. (“Moody’s”).  Among the factors considered by Moody’s in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer’s products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Bond Ratings

MOODY’S INVESTORS SERVICE, INC.’S CORPORATE BOND RATINGS

Aaa – Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high-quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa - Bonds rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds  rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

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Ca - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STANDARD & POOR’S CORPORATION’S CORPORATE BOND RATINGS

AAA - This is the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA - Bonds rated AA differ from the highest rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A - Bonds rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB - Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB-B-CCC-CC-C - Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

D - Obligations rated ´D´ are in payment default. The ´D´ rating category is used when interest payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

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